UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	1/31/2018

Item 1. Schedule of Investments

Prudential Income Builder Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
AFFILIATED MUTUAL FUNDS — 5.9%
Prudential Absolute Return Bond Fund (Class Q Stock)	692,431	$6,938,161
Prudential Short Duration High Yield Income Fund (Class Q Stock)	1,545,567	13,894,643
Prudential Total Return Bond Fund (Class Q Stock)	472,955	6,824,737

TOTAL AFFILIATED MUTUAL FUNDS (cost $27,394,245)(w)		27,657,541

COMMON STOCKS — 42.5%
Aerospace & Defense — 1.5%
Boeing Co. (The)	4,196	1,486,937
General Dynamics Corp.	6,327	1,407,631
Lockheed Martin Corp.	5,811	2,062,033
Safran SA (France)	19,369	2,188,346

		7,144,947

Air Freight & Logistics — 0.3%
FedEx Corp.	4,744	1,245,205

Banks — 4.1%
Bank of America Corp.	135,500	4,336,000
BB&T Corp.	65,071	3,591,268
Citigroup, Inc.	42,095	3,303,616
JPMorgan Chase & Co.	36,065	4,171,639
PNC Financial Services Group, Inc. (The)	24,156	3,817,131

		19,219,654

Beverages — 0.6%
Coca-Cola Co. (The)	40,260	1,915,973
Diageo PLC (United Kingdom), ADR	6,775	975,329

		2,891,302

Biotechnology — 0.6%
AbbVie, Inc.	24,829	2,786,310

Capital Markets — 0.4%
Goldman Sachs Group, Inc. (The)	4,428	1,186,217
Moelis & Co. (Class A Stock)	11,713	605,562

		1,791,779

Chemicals — 1.0%
Air Products & Chemicals, Inc.	9,897	1,666,358
Akzo Nobel NV (Netherlands)	12,955	1,212,500
DowDuPont, Inc.	25,387	1,918,749

		4,797,607

Communications Equipment — 0.5%
Cisco Systems, Inc.	50,698	2,105,995

Electric Utilities — 0.3%
Exelon Corp.	31,251	1,203,476

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	60,733	1,896,084

Energy Equipment & Services — 0.4%
Schlumberger Ltd.	15,246	1,121,801
USA Compression Partners LP, MLP	37,492	690,602

		1,812,403

Equity Real Estate Investment Trusts (REITs) — 9.1%
AEW UK REIT PLC (United Kingdom)	626,028	888,847
American Campus Communities, Inc.	12,555	482,865
Ascendas Real Estate Investment Trust (Singapore)	396,635	833,099
Cache Logistics Trust (Singapore)	3,555,289	2,342,767
Community Healthcare Trust, Inc.	66,610	1,774,490
CyrusOne, Inc.	17,060	984,191
Easterly Government Properties, Inc.	29,054	605,195
Education Realty Trust, Inc.	14,628	483,163
Empiric Student Property PLC (United Kingdom)	922,394	1,150,166
EPR Properties	39,053	2,306,470
Eurocommercial Properties NV (Netherlands), CVA	23,178	1,093,427
Four Corners Property Trust, Inc.	20,553	485,051
Frasers Logistics & Industrial Trust (Singapore)	679,954	591,529
Invincible Investment Corp. (Japan)	2,071	960,118
Jernigan Capital, Inc.*	30,000	720,000
Lexington Realty Trust	116,680	1,052,454
Macerich Co. (The)	7,309	471,942
Mapletree Commercial Trust (Singapore)	477,300	614,271
MedEquities Realty Trust, Inc.	215,210	2,350,093
Medical Properties Trust, Inc.	183,137	2,395,432
MGM Growth Properties LLC (Class A Stock)	61,504	1,725,802
NewRiver REIT PLC (United Kingdom)	267,180	1,141,784
Omega Healthcare Investors, Inc.	49,643	1,342,347
Park Hotels & Resorts, Inc.	83,919	2,426,098
Physicians Realty Trust	106,175	1,730,652
QTS Realty Trust, Inc. (Class A Stock)	22,808	1,135,838
Retail Properties of America, Inc. (Class A Stock)	79,073	952,830
Sabra Health Care REIT, Inc.	83,856	1,517,794
Senior Housing Properties Trust	70,514	1,222,008
STAG Industrial, Inc.	38,378	971,731
Starhill Global REIT (Singapore)	1,415,210	831,051
Vicinity Centres (Australia)	228,967	497,751
Washington Prime Group, Inc.	215,867	1,420,405
Welltower, Inc.	29,301	1,757,181
Wereldhave NV (Netherlands)	23,231	1,154,037

		42,412,879

Food & Staples Retailing — 0.5%
Wal-Mart Stores, Inc.	22,025	2,347,865

Food Products — 0.4%
Conagra Brands, Inc.	49,006	1,862,228

Health Care Equipment & Supplies — 0.2%
Koninklijke Philips Electronics NV (Netherlands)	21,164	862,645
Zimmer Biomet Holdings, Inc.	5,642	717,211

		1,579,856

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	16,747	1,199,253
International Game Technology PLC	63,301	1,840,160
McDonald’s Corp.	17,696	3,028,493
MGM Resorts International	16,222	591,292
Starbucks Corp.	19,594	1,113,135

		7,772,333

Household Products — 0.3%
Procter & Gamble Co. (The)	17,705	1,528,650

Independent Power & Renewable Electricity Producers — 0.7%
NextEra Energy Partners LP	30,050	1,349,545
NRG Energy, Inc.	30,696	798,403
NRG Yield, Inc. (Class C Stock)	47,404	895,936

		3,043,884

Industrial Conglomerates — 0.4%
Honeywell International, Inc.	12,405	1,980,706

Insurance — 0.5%
MetLife, Inc.	44,468	2,137,577

IT Services — 0.8%
DXC Technology Co.	28,550	2,842,152
MasterCard, Inc. (Class A Stock)	4,490	758,810

		3,600,962

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.	8,276	1,854,734

Machinery — 0.4%
Caterpillar, Inc.	12,644	2,058,190

Media — 0.3%
Twenty-First Century Fox, Inc. (Class A Stock)	42,393	1,564,302

Metals & Mining — 0.3%
Rio Tinto PLC (United Kingdom), ADR	27,480	1,541,903

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
MFA Financial, Inc.	142,783	1,022,326
Starwood Property Trust, Inc.	45,745	932,741

		1,955,067

Oil & Gas Storage & Transportation — 0.6%
Andeavor Logistics LP, MLP	40,823	2,110,549
Magellan Midstream Partners LP, MLP	6,833	487,808

		2,598,357

Oil, Gas & Consumable Fuels — 11.5%
Andeavor	9,961	1,077,382
Antero Midstream GP LP	30,654	645,573
Antero Midstream Partners LP, MLP	42,603	1,295,983
Boardwalk Pipeline Partners LP, MLP	30,147	378,646
BP PLC (United Kingdom), ADR	56,923	2,435,735
Buckeye Partners LP, MLP	24,571	1,324,868
Cheniere Energy Partners LP Holdings LLC	104,167	2,965,634
Cheniere Energy Partners LP, MLP	103,049	3,165,665
Energy Transfer Equity LP, MLP	95,138	1,741,025
Energy Transfer Partners LP, MLP	111,352	2,231,494
EnLink Midstream LLC	41,278	767,771
EnLink Midstream Partners LP, MLP	42,347	740,226
Enterprise Products Partners LP, MLP	80,488	2,223,079
EQT GP Holdings LP, MLP	24,026	666,241
EQT Midstream Partners LP, MLP	28,143	2,093,558
Frontera Energy Corp. (Colombia)*	1,116	39,696
Hess Midstream Partners LP, MLP	24,372	531,310
Kinder Morgan, Inc.	81,454	1,464,543
MPLX LP, MLP	102,358	3,807,718
Noble Midstream Partners LP, MLP	28,728	1,614,226
NuStar Energy LP, MLP	20,672	688,791
ONEOK, Inc.	31,480	1,852,913

Pembina Pipeline Corp. (Canada)	39,657	1,352,700
Plains All American Pipeline LP, MLP	87,348	1,831,688
Royal Dutch Shell PLC (Class A Stock) (Netherlands), ADR	36,377	2,555,120
SemGroup Corp. (Class A Stock)	46,870	1,342,826
Tallgrass Energy GP LP	44,163	1,081,110
Tallgrass Energy Partners LP, MLP	40,176	1,767,744
Targa Resources Corp.	51,219	2,458,512
TC PipeLines LP, MLP	11,305	617,705
TransCanada Corp. (Canada)	38,607	1,777,491
Williams Cos., Inc. (The)	60,310	1,893,131
Williams Partners LP, MLP	81,004	3,394,068

		53,824,172

Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co.	50,291	3,148,217
Eli Lilly & Co.	22,622	1,842,562
Pfizer, Inc.	48,485	1,795,884

		6,786,663

Road & Rail — 0.1%
CSX Corp.	8,906	505,594

Semiconductors & Semiconductor Equipment — 0.6%
Broadcom Ltd.	4,449	1,103,485
Texas Instruments, Inc.	13,494	1,479,887

		2,583,372

Software — 0.7%
Microsoft Corp.	29,376	2,791,014
Oracle Corp.	9,349	482,315

		3,273,329

Specialty Retail — 0.4%
Home Depot, Inc. (The)	10,293	2,067,864

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.	3,490	584,331

Textiles, Apparel & Luxury Goods — 0.2%
Tapestry, Inc.	21,841	1,027,401

Transportation Infrastructure — 0.1%
EcoRodovias Infraestrutura e Logistica SA (Brazil)	178,296	637,411

TOTAL COMMON STOCKS (cost $171,756,150)		198,024,392

EXCHANGE TRADED FUNDS — 15.8%
iShares MSCI ACWI ETF	285,300	21,739,860
PowerShares Preferred Portfolio ETF	311,788	4,508,455
SPDR Bloomberg Barclays Convertible Securities ETF	805,142	42,793,297
Vanguard Total World Stock ETF	59,700	4,676,301

TOTAL EXCHANGE TRADED FUNDS (cost $67,721,109)		73,717,913

PREFERRED STOCKS — 4.0%
Electronic Equipment, Instruments & Components — 0.2%
Belden, Inc., CVT, Series B, 6.750%	10,211	1,135,157
Equity Real Estate Investment Trusts (REITs) — 2.0%
American Homes 4 Rent, Series G, 5.8750%	50,800	1,244,092

American Tower Corp., CVT, Series B, 5.500%			6,486	835,072
Cedar Realty Trust, Inc., Series C, 6.500%			30,750	711,555
EPR Properties, Series G, 5.750%(a)			55,700	1,345,712
Investors Real Estate Trust, Series C, 6.625%			26,050	641,872
Monmouth Real Estate Investment Corp., Series C, 6.125%			44,525	1,081,957
Pebblebrook Hotel Trust, Series D, 6.375%			28,972	718,506
Pennsylvania Real Estate Investment Trust, Series C, 7.200%			33,800	800,046
Rexford Industrial Realty, Inc., Series A, 5.875%			17,450	412,344
UMH Properties, Inc., Series C, 6.7500%			35,590	895,088
Urstadt Biddle Properties, Inc., Series H, 6.250%			32,801	815,105

				9,501,349

Internet Software & Services — 0.8%
Mandatory Exchangeable Trust, CVT, 5.75%, 144A			15,469	3,555,499

Multi-Utilities — 0.2%
Sempra Energy, CVT, Series A, 6.000%*			8,416	841,600

Oil, Gas & Consumable Fuels — 0.4%
Anadarko Petroleum Corp., CVT, 7.500%			50,896	1,867,883

Pharmaceuticals — 0.4%
Allergan PLC, CVT, Series A, 5.500%			2,647	1,714,462

TOTAL PREFERRED STOCKS (cost $18,050,877)				18,615,950

			Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.1%
Collateralized Loan Obligations
5180-2 CLO LP, Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 0.950%	2.412%(c)	11/25/27	750	750,333
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	2.822%(c)	07/15/26	500	501,752
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	2.772%(c)	04/16/27	500	501,379
Atrium (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%	2.575%(c)	04/22/27	250	250,420
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIIA, Class A1AR, 144A, 3 Month LIBOR + 0.780%	2.514%(c)	07/18/27	500	500,157
OCP CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1R, 144A, 3 Month LIBOR + 0.800%	2.522%(c)	07/15/27	500	500,142
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.020%	2.765%(c)	07/25/26	700	701,053
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.972%(c)	10/15/26	500	501,323
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.170%	2.586%(c)	05/15/26	297	298,328
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	2.602%(c)	07/15/27	750	751,301

TOTAL ASSET-BACKED SECURITIES (cost $5,247,363)				5,256,188

CONVERTIBLE BOND — 0.3%
Banks
Goldman Sachs DXC Technology Co., Sr. Unsec’d. Notes^ (cost $1,352,315)	2.85%	05/10/18	1,485	1,459,666

CORPORATE BONDS — 18.7%
Advertising — 0.0%
Acosta, Inc., Sr. Unsec’d. Notes, 144A(a)	7.750%	10/01/22		200	138,000

Aerospace & Defense — 0.1%
Arconic, Inc., Sr. Unsec’d. Notes	5.125%	10/01/24		70	74,025
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	5.000%	08/01/24		150	148,875
Orbital ATK, Inc., Gtd. Notes	5.250%	10/01/21		75	76,875
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%	07/15/23		150	163,125
TransDigm, Inc., Gtd. Notes	6.375%	06/15/26		50	51,312
TransDigm, Inc., Gtd. Notes	6.500%	07/15/24		125	128,594

					642,806

Agriculture — 0.0%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%	02/01/25		125	129,688

Auto Manufacturers — 0.2%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes	5.250%	04/15/23		200	211,600
Mclaren Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750%	08/01/22		200	205,100
Navistar International Corp., Sr. Unsec’d. Notes, 144A	6.625%	11/01/25		325	339,723

					756,423

Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875%	08/15/26		200	198,000
American Axle & Manufacturing, Inc., Gtd. Notes, 144A(a)	6.250%	04/01/25		50	52,250
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625%	11/15/26		200	205,000
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750%	04/15/25		125	131,250
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	5.500%	02/28/23		200	205,000
Titan International, Inc., Sr. Sec’d. Notes, 144A	6.500%	11/30/23		175	181,562

					973,062

Banks — 0.5%
Banco de Costa Rica (Costa Rica), Gov’t. Gtd. Notes	5.250%	08/12/18		200	201,040
Banque Centrale de Tunisie International Bond (Tunisia), Sr. Unsec’d. Notes	5.625%	02/17/24	EUR	125	163,358
Banque Centrale de Tunisie International Bond (Tunisia), Sr. Unsec’d. Notes	5.750%	01/30/25		200	198,120
BBVA Bancomer SA (Mexico), Sub. Notes, 144A	6.750%	09/30/22		200	222,550
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	08/15/22		150	156,750
Citigroup, Inc., Series Q, Jr. Sub. Notes	5.950%	12/31/49		100	104,375
National Savings Bank (Sri Lanka), Sr. Unsec’d. Notes	8.875%	09/18/18		200	205,900
State Savings Bank of Ukraine Via SSB #1 PLC (Ukraine), Sr. Unsec’d. Notes	9.625%	03/20/25		200	222,624
TC Ziraat Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A, MTN	5.125%	09/29/23		200	196,949
Trade & Development Bank of Mongolia LLC (Mongolia), Gov’t. Gtd. Notes, EMTN	9.375%	05/19/20		205	224,582
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes	5.942%	11/21/23		200	217,986
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes	6.025%	07/05/22		200	216,080

					2,330,314

Beverages — 0.0%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500%	04/01/25		125	127,344

Building Materials — 0.3%
BMC East LLC, Sr. Sec’d. Notes, 144A	5.500%	10/01/24	150	155,250
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%	01/11/25	200	210,690
Griffon Corp., Gtd. Notes	5.250%	03/01/22	280	284,900
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%	11/15/24	100	103,500
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%	07/15/23	150	154,875
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	8.500%	04/15/22	100	110,000
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	5.125%	06/01/25	50	50,937
US Concrete, Inc., Gtd. Notes	6.375%	06/01/24	275	295,625

				1,365,777

Chemicals — 1.1%
A Schulman, Inc., Gtd. Notes	6.875%	06/01/23	395	416,725
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250%	02/01/25	200	204,750
Ashland LLC, Gtd. Notes	6.875%	05/15/43	250	276,875
Blue Cube Spinco, Inc., Gtd. Notes	10.000%	10/15/25	125	149,687
Chemours Co. (The), Gtd. Notes	5.375%	05/15/27	75	77,625
Chemours Co. (The), Gtd. Notes	6.625%	05/15/23	200	210,750
Chemours Co. (The), Gtd. Notes	7.000%	05/15/25	110	120,175
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	4.125%	07/19/27	200	195,228
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750%	08/15/24	185	185,462
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A	9.250%	06/15/23	100	106,750
Hexion, Inc., Sr. Sec’d. Notes, 144A(a)	10.375%	02/01/22	480	464,100
Hexion, Inc., Sec’d. Notes, 144A	13.750%	02/01/22	220	188,100
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes(a)	9.000%	11/15/20	105	80,850
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A	7.000%	04/15/25	50	52,875
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	6.750%	09/19/42	200	232,500
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	100	101,000
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	06/01/27	375	374,062
Olin Corp., Sr. Unsec’d. Notes	5.000%	02/01/30	50	50,063
Platform Specialty Products Corp., Gtd. Notes, 144A	5.875%	12/01/25	225	228,656
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	6.500%	02/01/22	90	92,925
PQ Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/22	50	53,438
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250%	04/01/25	300	324,750
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750%	12/15/20	340	344,250
Tronox Finance LLC, Gtd. Notes, 144A	7.500%	03/15/22	285	295,687
Tronox Finance PLC, Gtd. Notes, 144A	5.750%	10/01/25	75	76,688
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A	5.750%	07/15/25	50	51,500

				4,955,471

Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Gtd. Notes, 144A	7.500%	05/01/25	200	216,500
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000%	11/01/24	115	121,038

				337,538

Commercial Services — 0.4%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	4.375%	08/15/27	200	198,500

Laureate Education, Inc., Gtd. Notes, 144A(a)	8.250%	05/01/25	955	1,024,237
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28	350	349,563
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27	150	157,500
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	200	214,250

				1,944,050

Computers — 0.3%
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875%	06/15/21	100	103,750
Dell International LLC/EMC Corp., Gtd. Notes, 144A	7.125%	06/15/24	100	109,313
Everi Payments, Inc., Gtd. Notes, 144A	7.500%	12/15/25	175	180,250
Exela Intermediate LLC/Exela Finance, Inc., Sr. Sec’d. Notes, 144A	10.000%	07/15/23	370	365,375
West Corp., Gtd. Notes, 144A(a)	8.500%	10/15/25	370	364,450
Western Digital Corp., Gtd. Notes	4.750%	02/15/26	225	227,812

				1,350,950

Distribution/Wholesale — 0.1%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%	07/15/22	50	51,063
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%	06/15/23	200	206,500
H&E Equipment Services, Inc., Gtd. Notes, 144A	5.625%	09/01/25	150	155,625

				413,188

Diversified Financial Services — 0.2%
LPL Holdings, Inc., Gtd. Notes, 144A	5.750%	09/15/25	250	255,000
Navient Corp., Sr. Unsec’d. Notes	5.875%	10/25/24	200	200,806
Navient Corp., Sr. Unsec’d. Notes, MTN	6.125%	03/25/24	25	25,500
Navient Corp., Sr. Unsec’d. Notes	6.625%	07/26/21	50	53,125
Navient Corp., Sr. Unsec’d. Notes	7.250%	09/25/23	75	80,812
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750%	06/01/25	150	153,000
VFH Parent LLC/Orchestra Co.-Issuer, Inc., Sec’d. Notes, 144A	6.750%	06/15/22	150	157,875

				926,118

Electric — 1.2%
AES Corp., Sr. Unsec’d. Notes	5.500%	04/15/25	75	78,000
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%	01/15/23	500	493,750
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%	01/15/25	350	331,625
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes	5.750%	02/14/42	200	209,250
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19	250	263,750
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	175	194,483
Dynegy, Inc., Gtd. Notes	5.875%	06/01/23	300	307,125
Dynegy, Inc., Gtd. Notes	7.625%	11/01/24	625	675,250
Dynegy, Inc., Gtd. Notes	8.034%	02/02/24	325	342,875
Dynegy, Inc., Gtd. Notes, 144A	8.000%	01/15/25	25	27,125
Dynegy, Inc., Gtd. Notes, 144A	8.125%	01/30/26	275	303,270
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes	5.750%	01/26/21	400	403,509
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, EMTN	6.750%	08/06/23	200	207,234
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)(d)	9.875%	10/15/20	275	220,000
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)	7.875%	06/15/17	400	328,000
Listrindo Capital BV (Indonesia), Gtd. Notes, 144A	4.950%	09/14/26	200	198,500
Majapahit Holding BV (Indonesia), Gtd. Notes	7.875%	06/28/37	100	134,000
NRG Energy Inc., Gtd. Notes, 144A(a)	5.750%	01/15/28	225	225,045
NRG Energy, Inc., Gtd. Notes	6.250%	05/01/24	244	255,072
NRG Energy, Inc., Gtd. Notes	7.250%	05/15/26	150	163,365

NRG REMA LLC, Series C, Pass-Through Certificates	9.681%	07/02/26	225	135,000

				5,496,228

Electronics — 0.0%
Itron, Inc., Gtd. Notes, 144A	5.000%	01/15/26	25	25,125

Engineering & Construction — 0.1%
AECOM, Gtd. Notes	5.125%	03/15/27	125	125,156
AECOM, Gtd. Notes	5.875%	10/15/24	100	106,625
Delhi International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	6.125%	10/31/26	200	210,500
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%	10/31/26	200	201,550

				643,831

Entertainment — 0.6%
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.750%	06/15/25	275	268,125
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.875%	11/15/26	200	194,500
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23	125	131,250
Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A	4.750%	01/15/28	100	98,625
CRC Escrow Issuer LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250%	10/15/25	175	173,707
Eldorado Resorts, Inc., Gtd. Notes	7.000%	08/01/23	200	213,250
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	75	80,250
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500%	02/15/25	150	166,875
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%	02/01/24	75	81,750
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	100	101,375
National CineMedia LLC, Sr. Unsec’d. Notes	5.750%	08/15/26	275	257,125
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/27	45	46,660
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	06/15/23	75	77,625
Scientific Games International, Inc., Gtd. Notes	6.625%	05/15/21	800	828,000
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	5.000%	10/15/25	125	125,156
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22	150	158,250

				3,002,523

Foods — 0.5%
Albertsons Cos. LLC/Safeway, Inc., Gtd. Notes	5.750%	03/15/25	400	357,000
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250%	02/05/23	200	194,000
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	175	177,625
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	25	25,344
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.750%	06/15/25	250	247,552
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.875%	07/15/24	250	250,625
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	150	153,000
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25	175	176,750
Pilgrim’s Pride Corp., Sr. Unsec’d. Notes, 144A	5.875%	09/30/27	125	125,313
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19	150	153,000
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	7.750%	11/15/22	225	220,500

				2,080,709

Forest Products & Paper — 0.0%
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	6.500%	02/01/24	25	26,563

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500%	05/20/25	50	51,125
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	25	26,219
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	225	232,875

				310,219

Hand/Machine Tools — 0.0%
Apex Tool Group LLC, Gtd. Notes, 144A(a)	7.000%	02/01/21	100	99,000

Healthcare-Products — 0.1%
Avantor, Inc., Sr. Sec’d. Notes, 144A	6.000%	10/01/24	50	50,438
Greatbatch Ltd., Gtd. Notes, 144A	9.125%	11/01/23	150	163,156
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750%	04/15/23	450	369,000

				582,594

Healthcare-Services — 0.9%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	318	321,880
Acadia Healthcare Co., Inc., Gtd. Notes	6.500%	03/01/24	50	52,250
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22	1,050	746,812
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%	07/15/20	225	195,750
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23	225	208,125
Encompass Health Corp., Gtd. Notes	5.125%	03/15/23	25	25,714
HCA, Inc., Gtd. Notes	5.375%	02/01/25	720	735,300
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	145	154,697
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	175	178,938
SP Finco LLC, Gtd. Notes, 144A(a)	6.750%	07/01/25	100	96,375
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%	04/15/21	100	104,375
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	250	255,312
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	06/15/23	475	467,922
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125%	04/01/22	400	412,752
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(a)	7.000%	08/01/25	225	220,500

				4,176,702

Home Builders — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750%	08/01/25	125	125,313
AV Homes, Inc., Gtd. Notes	6.625%	05/15/22	75	78,375
Beazer Homes USA, Inc., Gtd. Notes	6.750%	03/15/25	50	52,500
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	5	5,150
Beazer Homes USA, Inc., Gtd. Notes	8.750%	03/15/22	100	109,250
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375%	05/15/25	150	158,250
CalAtlantic Group, Inc., Gtd. Notes	5.250%	06/01/26	75	78,563
Lennar Corp., Gtd. Notes	4.750%	05/30/25	85	87,125
Lennar Corp., Gtd. Notes	4.875%	12/15/23	65	67,438
Lennar Corp., Gtd. Notes, 144A	4.750%	11/29/27	50	50,504
M/I Homes, Inc., Gtd. Notes	5.625%	08/01/25	75	76,313
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	75	77,625
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	10/01/25	100	105,375
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875%	12/15/23	125	132,187
Meritage Homes Corp., Gtd. Notes	5.125%	06/06/27	175	177,187
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	50	53,875
Meritage Homes Corp., Gtd. Notes	7.000%	04/01/22	50	56,125
New Home Co., Inc. (The), Gtd. Notes	7.250%	04/01/22	50	52,250
PulteGroup, Inc., Gtd. Notes	5.500%	03/01/26	275	295,281

Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875%	04/01/23	75	77,250
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125%	04/01/25	150	155,812
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.875%	04/15/23	425	453,687
William Lyon Homes, Inc., Gtd. Notes	5.875%	01/31/25	225	229,781
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	150	155,250

				2,910,466

Home Furnishings — 0.0%
Tempur Sealy International, Inc., Gtd. Notes	5.500%	06/15/26	125	125,625

Internet — 0.0%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750%	01/15/27	125	127,038

Iron/Steel — 0.1%
AK Steel Corp., Gtd. Notes	6.375%	10/15/25	50	49,375
AK Steel Corp., Gtd. Notes	7.000%	03/15/27	25	25,562
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	5.750%	03/01/25	205	200,644
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A	6.375%	05/01/22	350	364,000

				639,581

Leisure Time — 0.1%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250%	02/01/25	100	107,800
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250%	05/15/25	75	77,625
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000%	02/15/28	150	149,250

				334,675

Lodging — 0.1%
Interval Acquisition Corp., Gtd. Notes	5.625%	04/15/23	75	77,438
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250%	11/15/22	100	111,250
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	200	210,500
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	100	109,125
MGM Resorts International, Gtd. Notes	6.750%	10/01/20	50	53,750

				562,063

Machinery-Diversified — 0.1%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500%	06/15/23	175	182,875
Cloud Crane LLC, Sec’d. Notes, 144A	10.125%	08/01/24	175	197,750
RBS Global, Inc./Rexnord LLC, Sr. Unsec’d. Notes, 144A	4.875%	12/15/25	100	101,250

				481,875

Media — 1.7%
Block Communications, Inc., Sr. Unsec’d. Notes, 144A	6.875%	02/15/25	100	104,000
Cablevision SA (Argentina), Sr. Unsec’d. Notes	6.500%	06/15/21	150	158,245
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.750%	01/15/24	275	283,250
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000%	02/01/28	225	216,984
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25	50	50,750
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26	100	102,000

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	300	309,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	305	305,570
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	425	426,594
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	7.750%	07/15/25	600	652,500
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	6.500%	11/15/22	87	89,175
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	7.625%	03/15/20	405	398,925
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	7.625%	03/15/20	390	387,075
CSC Holdings LLC, Gtd. Notes, 144A	5.375%	02/01/28	200	199,500
DISH DBS Corp., Gtd. Notes	6.750%	06/01/21	200	209,500
DISH DBS Corp., Gtd. Notes	7.750%	07/01/26	885	909,337
Gray Television, Inc., Gtd. Notes, 144A	5.875%	07/15/26	225	231,750
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%	04/01/23	355	365,650
Meredith Corp., Sr. Unsec’d. Notes, 144A	6.875%	02/01/26	150	153,563
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	180	190,800
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	5.625%	08/01/24	175	180,906
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	150	158,625
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.625%	02/15/25	25	24,438
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.875%	02/15/23	125	125,625
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	200	195,190
SFR Group SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	500	492,500
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.125%	02/15/27	100	99,250
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24	80	82,400
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.875%	03/15/26	50	51,875
Tribune Media Co., Gtd. Notes	5.875%	07/15/22	175	180,031
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	103	106,863
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	75	76,313
VTR Finance BV (Chile), Sr. Sec’d. Notes, 144A	6.875%	01/15/24	200	210,500
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000%	01/15/27	150	147,750

				7,876,434

Metal Fabricate/Hardware — 0.1%
Novelis Corp., Gtd. Notes, 144A	5.875%	09/30/26	125	128,824
TriMas Corp., Gtd. Notes, 144A	4.875%	10/15/25	50	50,250
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%	06/15/23	200	224,000

				403,074

Mining — 0.5%
Constellium NV (Netherlands), Gtd. Notes, 144A	5.875%	02/15/26	250	255,000
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec’d. Notes	4.875%	11/04/44	400	439,358
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.250%	05/15/22	200	207,500
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.250%	04/01/23	200	211,750
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.550%	03/01/22	90	89,325
Freeport-McMoRan, Inc., Gtd. Notes	3.875%	03/15/23	165	163,969
Freeport-McMoRan, Inc., Gtd. Notes	6.750%	02/01/22	100	103,625

IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000%	04/15/25	225	234,562
International Wire Group, Inc., Sec’d. Notes, 144A	10.750%	08/01/21	250	231,250
Kinross Gold Corp. (Canada), Gtd. Notes	5.950%	03/15/24	100	109,888
New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	6.250%	11/15/22	250	256,250
Nexa Resources SA (Peru), Gtd. Notes, 144A	5.375%	05/04/27	210	222,600

				2,525,077

Miscellaneous Manufacturing — 0.4%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	12/01/24	825	867,281
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	12/01/21	625	694,531
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875%	11/01/24	150	149,625
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A	6.000%	07/15/22	75	76,594

				1,788,031

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.000%	09/01/25	50	50,813
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	150	161,906

				212,719

Oil & Gas — 3.1%
Alta Mesa Holdings LP/Alta Mesa Finance Sevices Corp., Gtd. Notes	7.875%	12/15/24	225	247,500
Antero Resources Corp., Gtd. Notes	5.000%	03/01/25	275	280,500
Antero Resources Corp., Gtd. Notes	5.625%	06/01/23	175	181,125
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000%	04/01/22	466	513,182
Carrizo Oil & Gas, Inc., Gtd. Notes	8.250%	07/15/25	50	55,125
Centennial Resource Production LLC, Gtd. Notes, 144A	5.375%	01/15/26	125	126,719
Chesapeake Energy Corp., Gtd. Notes, 144A(a)	8.000%	06/15/27	375	372,656
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	375	401,250
CNX Resources Corp., Gtd. Notes	5.875%	04/15/22	325	333,967
CNX Resources Corp., Gtd. Notes	8.000%	04/01/23	225	239,276
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625%	10/15/25	225	227,250
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000%	05/15/21	75	76,688
Diamondback Energy, Inc., Gtd. Notes	5.375%	05/31/25	225	233,719
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	01/30/28	150	152,625
Ensco PLC, Sr. Unsec’d. Notes	7.750%	02/01/26	275	273,453
Extraction Oil & Gas, Inc., Gtd. Notes, 144A	7.375%	05/15/24	180	194,850
Extraction Oil & Gas, Inc., Sr. Unsec’d. Notes, 144A	5.625%	02/01/26	250	250,250
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, EMTN	8.625%	04/28/34	340	469,200
Halcon Resources Corp., Gtd. Notes, 144A(a)	6.750%	02/15/25	400	421,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750%	10/01/25	250	257,500
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, EMTN	6.375%	04/09/21	400	432,709
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%	04/19/22	200	201,710
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	350	301,000
MEG Energy Corp. (Canada), Sec’d. Notes, 144A(a)	6.500%	01/15/25	175	171,063
Nabors Industries, Inc., Gtd. Notes, 144A(a)	5.750%	02/01/25	175	171,937
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	175	184,844
Parsley Energy LLC/Parsley Finance Corp., Gtd. Notes, 144A	5.625%	10/15/27	75	77,063

Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, EMTN	4.300%	05/20/23	200	207,230
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875%	05/03/22	200	211,213
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	6.500%	05/27/41	200	238,839
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.750%	01/27/41	170	172,550
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	570	632,215
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21	250	284,906
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.750%	05/23/26	190	228,636
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.299%	01/27/25	45	45,281
Petroleos de Venezuela SA (Venezuela), Gtd. Notes(a)(d)	5.375%	04/12/27	625	148,438
Petroleos de Venezuela SA (Venezuela), Gtd. Notes(d)	6.000%	11/15/26	500	114,500
Petroleos de Venezuela SA (Venezuela), Gtd. Notes(d)	9.000%	11/17/21	150	39,375
Petroleos de Venezuela SA (Venezuela), Gtd. Notes(d)	9.750%	05/17/35	200	50,680
Petroleos de Venezuela SA (Venezuela), Sr. Sec’d. Notes, 144A	8.500%	10/27/20	375	311,250
Petroleos Mexicanos (Mexico), Gtd. Notes	5.375%	03/13/22	100	105,900
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	350	321,618
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	690	708,940
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%	08/04/26	80	90,520
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad And Tobago), Sr. Unsec’d. Notes	6.000%	05/08/22	113	112,922
Precision Drilling Corp. (Canada), Gtd. Notes(a)	7.750%	12/15/23	75	80,438
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125%	01/15/26	100	104,000
QEP Resources, Inc., Sr. Unsec’d. Notes	5.625%	03/01/26	75	76,500
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	150	145,688
Range Resources Corp., Gtd. Notes	5.000%	03/15/23	75	75,188
Range Resources Corp., Gtd. Notes	5.875%	07/01/22	360	374,400
RSP Permian, Inc., Gtd. Notes	5.250%	01/15/25	175	181,562
Saka Energi Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A	4.450%	05/05/24	200	202,535
Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A	5.375%	09/30/25	125	126,250
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes	4.875%	05/17/42	400	437,820
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes	3.250%	04/28/25	350	340,340
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec’d. Notes, EMTN	4.750%	03/13/23	400	409,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	4.875%	01/15/23	150	152,778
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500%	02/15/26	150	153,143
Transocean, Inc., Gtd. Notes, 144A	7.500%	01/15/26	175	182,437
WPX Energy, Inc., Sr. Unsec’d. Notes	5.250%	09/15/24	100	101,250
WPX Energy, Inc., Sr. Unsec’d. Notes	6.000%	01/15/22	115	121,038
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%	08/01/20	35	37,800
WPX Energy, Inc., Sr. Unsec’d. Notes	8.250%	08/01/23	100	114,750
YPF SA (Argentina), Sr. Unsec’d. Notes	8.500%	03/23/21	150	166,080
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21	50	55,360

				14,511,531

Packaging & Containers — 0.2%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%(a)	7.125%	09/15/23	200	208,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24	250	268,675
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875%	11/01/19	200	199,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes, 144A	7.000%	07/15/24	150	159,562

				835,737

Pharmaceuticals — 0.3%
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23	400	313,500
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	02/01/25	200	150,376
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375%	01/15/23	200	156,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.375%	03/15/20	210	208,715
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	25	22,367
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	500	501,875
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22	75	78,585

				1,431,418

Pipelines — 0.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.375%	09/15/24	50	51,500
DCP Midstream Operating LP, Gtd. Notes	5.600%	04/01/44	150	155,813
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500%	10/15/20	75	82,430
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375%	03/30/38	232	249,110
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	175	181,562
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875%	08/15/27	125	128,438
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	7.768%	12/15/37	175	218,312
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	5.625%	04/15/20	75	78,750
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875%	04/15/40	275	322,094
Southern Gas Corridor CJSC (Azerbaijan), Gov’t. Gtd. Notes, 144A	6.875%	03/24/26	250	285,887
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	09/15/24	125	127,813
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	01/15/28	275	274,312
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.125%	02/01/25	75	75,563
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.750%	03/15/24	100	106,750

				2,338,334

Real Estate — 0.2%
Crescent Communities LLC/Crescent Venture, Inc., Sr. Sec’d. Notes, 144A	8.875%	10/15/21	288	305,280
Five Point Operating Co. LP/Five Point Capital Corp., Sr. Unsec’d. Notes, 144A	7.875%	11/15/25	200	204,000
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750%	12/01/25	150	154,125
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250%	02/15/26	150	150,000
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	4.875%	06/01/23	100	98,905

				912,310

Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Sr. Unsec’d. Notes, 144A	4.500%	01/15/28	175	170,187
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000%	10/15/27	125	123,775
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250%	08/01/26	75	77,250
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	03/01/24	75	79,823
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	200	202,000

				653,035

Retail — 1.0%
Brinker International, Inc., Gtd. Notes, 144A	5.000%	10/01/24	75	75,563
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22	375	371,250
Cumberland Farms, Inc., Sr. Unsec’d. Notes, 144A	6.750%	05/01/25	50	53,375
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes	6.750%	06/15/23	50	47,250
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(a)	8.625%	06/15/20	375	333,750
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	200	178,000
Golden Nugget, Inc., Gtd. Notes, 144A	8.750%	10/01/25	375	400,312
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/15/24	125	129,219
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250%	06/15/21	125	123,438
L Brands, Inc., Gtd. Notes	5.250%	02/01/28	75	74,156
L Brands, Inc., Gtd. Notes	6.750%	07/01/36	375	377,812
L Brands, Inc., Gtd. Notes	6.875%	11/01/35	175	178,937
Men’s Wearhouse, Inc. (The), Gtd. Notes(a)	7.000%	07/01/22	60	59,550
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000%	10/15/21	175	111,563
PetSmart, Inc., Gtd. Notes, 144A	7.125%	03/15/23	750	471,562
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875%	06/01/25	275	211,750
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	200	177,500
Rite Aid Corp., Gtd. Notes, 144A	6.125%	04/01/23	500	466,250
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	300	298,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%	06/01/24	200	197,000
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A	8.000%	06/15/22	175	102,813

				4,439,550

Semiconductors — 0.0%
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	150	155,625

Software — 0.8%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	1,480	1,481,850
BMC Software, Inc., Sr. Unsec’d. Notes	7.250%	06/01/18	68	68,616
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	03/01/25	120	122,100
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	725	763,519
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A(a)	7.125%	05/01/21	590	601,800
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125%	07/15/23	250	257,450
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	48	48,360
Rackspace Hosting, Inc., Gtd. Notes, 144A(a)	8.625%	11/15/24	75	79,781
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375%	10/15/24	205	215,506

				3,638,982

Telecommunications — 1.4%
Bharti Airtel International Netherlands BV (India), Gtd. Notes	5.125%	03/11/23	200	209,710
C&W Senior Financing Designated Activity Co. (Ireland), Sr. Unsec’d. Notes, 144A	6.875%	09/15/27	200	210,750
CenturyLink, Inc., Series G, Sr. Unsec’d. Notes	6.875%	01/15/28	75	69,375
CenturyLink, Inc., Series S, Sr. Unsec’d. Notes	6.450%	06/15/21	335	340,424
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	200	198,250
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	200	199,000
Digicel Ltd. (Jamaica), Sr. Unsec’d. Notes	6.000%	04/15/21	200	198,000
Frontier Communications Corp., Sr. Unsec’d. Notes	6.875%	01/15/25	100	62,750
Frontier Communications Corp., Sr. Unsec’d. Notes	9.250%	07/01/21	50	45,000
Frontier Communications Corp., Sr. Unsec’d. Notes	10.500%	09/15/22	225	185,906
Frontier Communications Corp., Sr. Unsec’d. Notes	11.000%	09/15/25	595	464,844
GTT Communications, Inc., Gtd. Notes, 144A	7.875%	12/31/24	365	390,550
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	275	215,875
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750%	07/15/25	725	666,783
Intelsat SA (Luxembourg), Gtd. Notes	8.125%	06/01/23	30	12,825
Level 3 Financing, Inc., Gtd. Notes	5.375%	01/15/24	25	24,875
MTN Mauritius Investment Ltd. (South Africa), Gtd. Notes, 144A	6.500%	10/13/26	200	217,470
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000%	04/01/24	340	357,000
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	350	413,875
Sprint Corp., Gtd. Notes(a)	7.625%	02/15/25	755	783,312
Sprint Corp., Gtd. Notes(a)	7.875%	09/15/23	325	344,230
ViaSat, Inc., Sr. Unsec’d. Notes, 144A	5.625%	09/15/25	150	148,875
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A(a)	5.000%	01/20/26	325	294,977
Xplornet Communications, Inc. (Canada), Sr. Unsec’d. Notes, Cash coupon 9.625% or PIK 10.625%, 144A	9.625%	06/01/22	363	369,808

				6,424,464

Textiles — 0.1%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	200	204,250

Transportation — 0.2%
Hornbeck Offshore Services, Inc., Gtd. Notes	5.000%	03/01/21	25	14,562
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	125	88,125
Kazakhstan Temir Zholy Finance BV (Kazakhstan), Gtd. Notes	6.950%	07/10/42	200	237,121
XPO Logistics, Inc., Gtd. Notes, 144A	6.125%	09/01/23	75	79,125
XPO Logistics, Inc., Gtd. Notes, 144A	6.500%	06/15/22	275	286,275

				705,208

Trucking & Leasing — 0.0%
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	4.500%	03/15/23	25	23,875
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.250%	08/15/22	75	74,063
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500%	02/15/24	75	74,250

				172,188

TOTAL CORPORATE BONDS (cost $86,266,811)				87,243,513

SOVEREIGN BONDS — 10.1%
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes	9.500%	11/12/25	400	468,336
Argentina Bonar Bonds (Argentina), Bonds	8.750%	05/07/24	300	336,778

Argentine Bonos del Tesoro (Argentina), Bonds	22.750%	03/05/18	ARS	1,199	60,805
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	2.260%	12/31/38	EUR	200	179,164
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	2.500%	12/31/38		180	126,180
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	5.625%	01/26/22		150	153,675
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%	01/11/48		75	72,563
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.500%	04/22/26		480	527,040
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%	12/31/33	EUR	550	792,818
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	8.280%	12/31/33		631	716,091
Bahrain Government International Bond (Bahrain), Sr. Unsec’d. Notes	7.000%	10/12/28		200	203,706
Bahrain Government International Bond (Bahrain), Sr. Unsec’d. Notes, 144A	7.500%	09/20/47		200	194,254
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477%	07/24/23		108	112,854
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333%	02/15/28		500	507,500
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.625%	01/05/23		200	191,500
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%	01/07/41		150	150,900
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	7.125%	01/20/37		100	120,150
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	8.250%	01/20/34		348	451,530
City of Buenos Aires Argentina (Argentina), Sr. Unsec’d. Notes, EMTN	8.950%	02/19/21		200	216,500
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	6.125%	01/18/41		355	426,887
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375%	09/18/37		540	719,010
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	10.375%	01/28/33		200	315,750
Congolese International Bond (Congo), Sr. Unsec’d. Notes	6.000%	06/30/29		172	143,592
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes	4.250%	01/26/23		400	388,000
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes	7.000%	04/04/44		200	209,500
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes	7.158%	03/12/45		200	213,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	5.875%	04/18/24		300	321,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	6.850%	01/27/45		200	222,500
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.450%	04/30/44		550	650,375
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%	05/06/21		245	265,947
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	7.950%	06/20/24		200	211,500
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	10.500%	03/24/20		400	439,000
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	10.750%	03/28/22		400	465,000

Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	8.750%	06/02/23		265	291,500
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	8.875%	10/23/27		200	217,750
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	9.650%	12/13/26		200	228,000
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes	5.875%	06/11/25		200	206,052
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes	6.875%	04/30/40		100	102,062
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN	7.500%	01/31/27		200	223,500
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN	8.500%	01/31/47		200	229,100
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A, MTN	8.500%	01/31/47		455	521,202
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes	6.375%	01/18/27		200	204,500
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes	7.375%	12/01/19		205	215,250
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes	7.625%	02/01/41		300	329,250
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes	7.750%	01/24/23		300	329,037
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes	8.250%	04/10/32		280	325,500
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	8.625%	02/28/29		50	58,875
Ethiopia International Bond (Ethiopia), Sr. Unsec’d. Notes	6.625%	12/11/24		200	211,292
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.000%	09/23/21		200	201,652
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.375%	08/05/26		200	192,960
Gabon Government International Bond (Gabon), Bonds	6.375%	12/12/24		200	202,040
Gabon Government International Bond (Gabon), Sr. Unsec’d. Notes	6.950%	06/16/25		400	412,968
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes	7.875%	08/07/23		300	326,400
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes	9.250%	09/15/22		200	226,036
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes	5.750%	06/06/22		200	213,318
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/39	EUR	75	85,632
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/40	EUR	115	131,683
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/38	EUR	240	275,744
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A	4.375%	08/01/22	EUR	80	105,503
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes	7.500%	03/15/24		200	225,000
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes	8.750%	12/16/20		200	225,390
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41		372	566,515
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	4.750%	07/18/47		200	207,698
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	5.125%	01/15/45		200	217,364
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	5.250%	01/17/42		200	220,042

Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	7.750%	01/17/38		200	280,625
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	8.500%	10/12/35		100	147,155
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	4.350%	01/08/27		200	209,221
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.950%	01/08/46		200	243,167
Iraq International Bond (Iraq), Sr. Unsec’d. Notes	6.752%	03/09/23		200	207,800
Iraq International Bond (Iraq), Sr. Unsec’d. Notes, 144A	6.752%	03/09/23		200	207,800
Iraq International Bond (Iraq), Unsec’d. Notes	5.800%	01/15/28		750	742,215
Ivory Coast Government International Bond (Cote D’lvoire), Sr. Unsec’d. Notes	5.375%	07/23/24		200	203,000
Ivory Coast Government International Bond (Cote D’lvoire), Sr. Unsec’d. Notes	6.375%	03/03/28		400	424,411
Ivory Coast Government International Bond (Cote D’lvoire), Sr. Unsec’d. Notes, 144A	5.125%	06/15/25	EUR	165	223,151
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	7.625%	07/09/25		200	236,928
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	7.875%	07/28/45		200	248,000
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	8.000%	03/15/39		100	124,000
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	9.250%	10/17/25		200	259,388
Jordan Government International Bond (Jordan), Sr. Unsec’d. Notes	5.750%	01/31/27		200	201,326
Jordan Government International Bond (Jordan), Sr. Unsec’d. Notes, 144A	7.375%	10/10/47		200	214,926
KazAgro National Management Holding JSC (Kazakhstan), Sr. Unsec’d. Notes, EMTN	4.625%	05/24/23		200	203,540
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, EMTN	6.500%	07/21/45		400	508,168
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes	6.875%	06/24/24		400	421,380
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.000%	01/27/23		169	167,391
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, EMTN	6.100%	10/04/22		255	254,660
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, EMTN	6.250%	05/27/22		135	135,196
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.250%	11/04/24		110	107,776
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.375%	03/09/20		120	121,214
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.400%	05/26/23		325	322,954
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.600%	11/27/26		115	112,700
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.650%	04/22/24		185	185,266
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.650%	11/03/28		153	146,736
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.850%	05/25/29		80	77,277
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	7.250%	03/23/37		55	53,158
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, EMTN	8.250%	04/12/21		271	288,648
Malaysia Government Bond (Malaysia), Sr. Unsec’d. Notes	3.580%	09/28/18	MYR	490	125,982

Malaysia Government Bond (Malaysia), Sr. Unsec’d. Notes	4.378%	11/29/19	MYR	750	196,041
Malaysia Sukuk Global Bhd (Malaysia), Sr. Unsec’d. Notes, 144A	4.080%	04/27/46		250	256,640
Mexican Bonos (Mexico), Series M, Bonds	6.500%	06/09/22	MXN	710	36,711
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050%	01/11/40		530	614,800
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.750%	09/27/34		203	258,825
Mongolia Government International Bond (Mongolia), Sr. Unsec’d. Notes, EMTN	5.125%	12/05/22		200	200,501
Mongolia Government International Bond (Mongolia), Sr. Unsec’d. Notes, EMTN(a)	10.875%	04/06/21		400	472,815
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes	6.375%	07/12/23		200	212,560
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes	6.750%	01/28/21		200	213,040
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes	7.875%	02/16/32		200	225,820
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, 144A, MTN	7.625%	11/28/47		230	245,699
Oman Government International Bond (Oman), Sr. Unsec’d. Notes	4.750%	06/15/26		400	390,527
Oman Government International Bond (Oman), Sr. Unsec’d. Notes	6.500%	03/08/47		200	199,760
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	6.500%	03/08/47		205	204,754
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	6.750%	01/17/48		200	203,400
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes	7.250%	04/15/19		300	310,713
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes	8.250%	04/15/24		200	221,928
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes, 144A	6.875%	12/05/27		200	201,930
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.300%	04/29/53		250	258,125
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%	01/26/36		100	131,850
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	7.125%	01/29/26		165	209,302
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	9.375%	04/01/29		100	150,400
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes	6.100%	08/11/44		200	228,500
Perusahaan Penerbit SBSN Indonesia III (Indonesia), Sr. Unsec’d. Notes, 144A	4.325%	05/28/25		200	206,250
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	5.625%	11/18/50		195	245,407
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	6.550%	03/14/37		655	875,407
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.950%	01/20/40		100	101,366
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	7.750%	01/14/31		460	645,689
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes	4.000%	05/01/20	EUR	75	93,708
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes	9.125%	03/16/24		150	170,625
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes	9.950%	06/09/21		150	168,451
Republic of Azerbaijan International Bond (Azerbaijan), Sr. Unsec’d. Notes	4.750%	03/18/24		200	208,300

Republic of Belarus International Bond (Belarus), Sr. Unsec’d. Notes, 144A	6.875%	02/28/23		225	247,554
Republic of Cameroon International Bond (Cameroon), Sr. Unsec’d. Notes	9.500%	11/19/25		200	237,132
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	4.665%	01/17/24		150	153,613
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	4.875%	04/14/26		600	613,440
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.875%	09/16/25		200	218,100
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	6.250%	03/08/41		550	615,582
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	3.875%	10/29/35	EUR	65	88,177
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	6.125%	01/22/44		232	294,060
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes	4.750%	05/27/26		400	425,100
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes	5.250%	06/23/47		200	210,500
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes	5.625%	04/04/42		200	224,000
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes	12.750%	06/24/28		290	499,525
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A	4.250%	06/23/27		200	205,157
Senegal Government International Bond (Senegal), Unsec’d. Notes, 144A	6.250%	05/23/33		205	214,352
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	5.875%	07/25/22		210	219,072
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	6.200%	05/11/27		200	210,309
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	6.250%	10/04/20		120	126,039
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	6.250%	07/27/21		230	243,434
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	6.850%	11/03/25		400	437,507
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan), Sr. Unsec’d. Notes, 144A	5.500%	10/13/21		200	202,044
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan), Sr. Unsec’d. Notes, 144A	5.625%	12/05/22		200	201,251
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	3.250%	03/23/23		200	189,052
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.375%	02/05/25		190	217,597
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.875%	10/09/26		320	311,872
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.875%	04/16/43		200	171,440
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%	03/30/21		200	209,580
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%	03/22/24		400	421,705
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%	05/11/47		200	189,900
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.000%	01/14/41		200	199,524
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.250%	09/26/22		300	324,134

Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.875%		03/17/36	459	504,940
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	4.925	%(s)	05/31/40	35	23,770
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	4.994	%(s)	05/31/40	50	33,957
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750%		09/01/20	100	107,352
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750%		09/01/22	100	108,960
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750%		09/01/23	300	325,929
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750%		09/01/24	215	232,647
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750%		09/01/25	600	646,428
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750%		09/01/26	204	218,023
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750%		09/01/27	300	320,298
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.375%		09/25/32	325	329,791
Ukreximbank Via Biz Finance PLC (Ukraine), Sr. Unsec’d. Notes	9.625%		04/27/22	200	218,290
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100%		06/18/50	255	277,057
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.625%		03/21/36	300	425,250
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes(d)	7.000%		03/31/38	620	167,400
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes(d)	7.750%		10/13/19	110	28,600
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes(d)	9.000%		05/07/23	100	26,000
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes(d)	11.950%		08/05/31	300	83,250
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes	4.800%		11/19/24	200	212,853
Zambia Government International Bond (Zambia), Sr. Unsec’d. Notes	8.500%		04/14/24	200	219,183
Zambia Government International Bond (Zambia), Unsec’d. Notes	5.375%		09/20/22	200	194,636

TOTAL SOVEREIGN BONDS (cost $44,267,178)					46,892,589

TOTAL LONG-TERM INVESTMENTS (cost $422,056,048)					458,867,752

SHORT-TERM INVESTMENTS — 4.2%

				Shares
AFFILIATED MUTUAL FUNDS — 4.2%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)				7,551,174	7,551,174
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $12,180,141; includes $12,152,098 of cash collateral for securities on loan)(b)(w)				12,181,354	12,182,572

TOTAL AFFILIATED MUTUAL FUNDS (cost $19,731,315)					19,733,746

TOTAL OPTIONS PURCHASED~* — 0.0% (cost $147,134)	126,755

TOTAL SHORT-TERM INVESTMENTS (cost $19,878,449)	19,860,501

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 102.6% (cost $441,934,497)	478,728,253

TOTAL OPTIONS WRITTEN~* — 0.0% (premiums received $98,473)	(64,197)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.6% (cost $441,836,024)	$478,664,056
Liabilities in excess of other assets(z) — (2.6)%	(12,145,503)

NET ASSETS — 100.0%	$466,518,553

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,459,666 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,855,775; cash collateral of $12,152,086 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2018.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

OTC Options Purchased:

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	04/04/18	3.40	—	EUR	400	$74,412
Currency Option EUR vs ZAR	Call	Goldman Sachs & Co.	04/04/18	15.00	—	EUR	200	5,201
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	04/04/18	17.00	—	EUR	200	443
Currency Option USD vs MXN	Call	Citigroup Global Markets	03/23/18	19.25	—		600	5,438
Currency Option USD vs MXN	Call	UBS AG	03/23/18	21.25	—		600	438
Currency Option USD vs MXN	Call	UBS AG	01/25/19	18.75	—		500	39,113
Currency Option EUR vs ZAR	Put	Citigroup Global Markets	04/04/18	14.00	—	EUR	200	605
Currency Option USD vs MXN	Put	UBS AG	03/23/18	17.75	—		600	1,105

								$126,755

OTC Options Written:

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	04/04/18	3.80	—	EUR	400	$(26,099)
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	04/04/18	15.00	—	EUR	200	(5,201)
Currency Option EUR vs ZAR	Call	Goldman Sachs	04/04/18	17.00	—	EUR	200	(443)
Currency Option USD vs MXN	Call	UBS AG	03/23/18	19.25	—		600	(5,438)
Currency Option USD vs MXN	Call	Citigroup Global Markets	03/23/18	21.25	—		600	(438)
Currency Option USD vs MXN	Call	UBS AG	01/25/19	20.75	—		500	(18,705)
Currency Option EUR vs BRL	Put	Citigroup Global Markets	04/04/18	3.20	—	EUR	400	(2)
Currency Option EUR vs ZAR	Put	Goldman Sachs	04/04/18	14.00	—	EUR	200	(605)
Currency Option USD vs MXN	Put	Citigroup Global Markets	03/23/18	17.75	—		600	(6,161)
Currency Option USD vs MXN	Put	UBS AG	01/25/19	17.75	—		500	(1,105)

								$(64,197)

Futures contracts outstanding at January 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
11	2 Year U.S. Treasury Notes	Mar. 2018	$2,345,578	$(8,484)
34	10 Year U.S. Treasury Notes	Mar. 2018	4,133,656	(61,906)
4	20 Year U.S. Treasury Bonds	Mar. 2018	591,250	(19,844)
2	30 Year U.S. Ultra Treasury Bonds	Mar. 2018	323,875	(9,828)

				$(100,062)

Cash of $220,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at January 31, 2018.

Forward foreign currency exchange contracts outstanding at January 31, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 02/16/18	Goldman Sachs & Co.	ARS	2,020	$103,410	$102,080	$(1,330)
Expiring 02/23/18	Goldman Sachs & Co.	ARS	1,369	71,354	68,947	(2,407)
Expiring 04/23/18	Citigroup Global Markets	ARS	1,355	68,185	66,276	(1,909)
Brazilian Real,
Expiring 02/02/18	Barclays Capital Group	BRL	278	84,566	87,115	2,549
Expiring 02/02/18	Citigroup Global Markets	BRL	627	189,100	196,877	7,777
Expiring 02/02/18	Citigroup Global Markets	BRL	357	110,000	111,945	1,945
Expiring 02/02/18	Citigroup Global Markets	BRL	333	100,000	104,621	4,621
Expiring 02/02/18	UBS AG	BRL	329	99,223	103,099	3,876
Expiring 03/02/18	Bank of America	BRL	1,924	605,299	601,937	(3,362)
Expiring 03/02/18	Citigroup Global Markets	BRL	377	117,798	117,854	56
Canadian Dollar,
Expiring 04/09/18	Citigroup Global Markets	CAD	83	67,842	67,778	(64)
Expiring 04/09/18	Morgan Stanley	CAD	84	67,852	68,109	257
Chilean Peso,
Expiring 04/12/18	Goldman Sachs & Co.	CLP	65,598	108,582	108,717	135
Expiring 04/12/18	Goldman Sachs & Co.	CLP	30,762	50,553	50,982	429
Chinese Renminbi,
Expiring 04/24/18	Citigroup Global Markets	CNH	918	143,702	145,039	1,337
Expiring 04/24/18	Citigroup Global Markets	CNH	877	134,642	138,641	3,999
Expiring 04/24/18	Citigroup Global Markets	CNH	646	99,801	102,033	2,232
Expiring 04/24/18	JPMorgan Chase	CNH	330	52,000	52,073	73
Colombian Peso,
Expiring 03/16/18	Citigroup Global Markets	COP	443,756	147,000	155,949	8,949
Expiring 03/16/18	Citigroup Global Markets	COP	371,963	130,000	130,718	718
Expiring 03/16/18	Citigroup Global Markets	COP	342,125	115,000	120,232	5,232
Expiring 03/16/18	Citigroup Global Markets	COP	331,192	110,889	116,390	5,501
Expiring 03/16/18	Citigroup Global Markets	COP	205,382	71,900	72,177	277
Expiring 03/16/18	Citigroup Global Markets	COP	194,576	68,070	68,380	310
Expiring 03/16/18	Citigroup Global Markets	COP	185,587	64,000	65,221	1,221
Expiring 03/16/18	Citigroup Global Markets	COP	184,172	64,200	64,723	523
Expiring 03/16/18	Goldman Sachs & Co.	COP	667,207	235,596	234,476	(1,120)
Czech Koruna,
Expiring 04/09/18	Citigroup Global Markets	CZK	1,776	84,502	87,557	3,055
Expiring 04/09/18	Citigroup Global Markets	CZK	1,776	84,473	87,556	3,083

Euro,
Expiring 04/26/18	Citigroup Global Markets	EUR	85	105,461	105,497	36
Expiring 04/26/18	Citigroup Global Markets	EUR	67	83,467	83,509	42
Hungarian Forint,
Expiring 04/24/18	Deutsche Bank AG	HUF	75,367	299,898	302,991	3,093
Indian Rupee,
Expiring 04/24/18	Citigroup Global Markets	INR	7,315	114,000	113,786	(214)
Expiring 04/24/18	Goldman Sachs & Co.	INR	10,473	163,117	162,914	(203)
Expiring 04/24/18	JPMorgan Chase	INR	28,144	436,042	437,804	1,762
Expiring 04/24/18	Morgan Stanley	INR	22,878	354,430	355,890	1,460
Expiring 04/24/18	UBS AG	INR	13,222	205,152	205,670	518
Expiring 04/24/18	UBS AG	INR	5,397	84,000	83,951	(49)
Indonesian Rupiah,
Expiring 02/12/18	Citigroup Global Markets	IDR	4,877,762	356,823	364,037	7,214
Expiring 02/12/18	Citigroup Global Markets	IDR	859,950	63,000	64,180	1,180
Expiring 02/12/18	Citigroup Global Markets	IDR	831,247	61,000	62,037	1,037
Expiring 02/12/18	Morgan Stanley	IDR	7,184,389	525,055	536,184	11,129
Expiring 04/16/18	Barclays Capital Group	IDR	719,862	53,649	53,480	(169)
Israeli Shekel,
Expiring 04/24/18	Morgan Stanley	ILS	160	47,000	46,895	(105)
Japanese Yen,
Expiring 04/26/18	Citigroup Global Markets	JPY	14,879	136,000	136,980	980
Expiring 04/26/18	Citigroup Global Markets	JPY	9,622	88,400	88,579	179
Malaysian Ringgit,
Expiring 02/26/18	Barclays Capital Group	MYR	385	94,066	98,564	4,498
Mexican Peso,
Expiring 01/29/19	UBS AG	MXN	5,179	262,000	261,796	(204)
Expiring 01/29/19	UBS AG	MXN	4,707	238,000	237,977	(23)
Expiring 03/27/18	Bank of America	MXN	6,658	354,144	354,556	412
expiring 03/27/18	Citigroup Global Markets	MXN	4,973	250,000	264,856	14,856
Expiring 03/27/18	Citigroup Global Markets	MXN	2,615	135,728	139,237	3,509
Expiring 03/27/18	Morgan Stanley	MXN	2,757	146,000	146,817	817
Expiring 03/27/18	Toronto Dominion	MXN	2,201	117,797	117,226	(571)
Expiring 03/27/18	UBS AG	MXN	3,594	192,136	191,423	(713)
New Taiwanese Dollar,
Expiring 02/05/18	Barclays Capital Group	TWD	3,635	124,501	124,737	236
Expiring 02/05/18	Citigroup Global Markets	TWD	8,295	281,000	284,668	3,668
Expiring 02/05/18	Citigroup Global Markets	TWD	6,626	225,000	227,398	2,398
Expiring 02/05/18	Citigroup Global Markets	TWD	2,147	73,000	73,682	682
Expiring 02/05/18	Deutsche Bank AG	TWD	25,393	867,385	871,413	4,028
Expiring 02/05/18	JPMorgan Chase	TWD	3,911	131,000	134,216	3,216
Expiring 02/05/18	JPMorgan Chase	TWD	1,467	49,021	50,339	1,318
Expiring 02/05/18	UBS AG	TWD	2,702	90,000	92,719	2,719

Peruvian Nuevo Sol,
Expiring 04/10/18	Citigroup Global Markets	PEN	90	28,039	28,055	16
Philippine Peso,
Expiring 03/15/18	Barclays Capital Group	PHP	4,340	85,409	84,452	(957)
Expiring 03/15/18	Citigroup Global Markets	PHP	3,204	64,200	62,333	(1,867)
Expiring 03/15/18	JPMorgan Chase	PHP	10,422	206,000	202,773	(3,227)
Polish Zloty,
Expiring 04/24/18	Citigroup Global Markets	PLN	615	180,530	183,858	3,328
Expiring 04/24/18	Deutsche Bank AG	PLN	584	171,677	174,680	3,003
Russian Ruble,
Expiring 04/09/18	Barclays Capital Group	RUB	15,429	267,180	272,178	4,998
Expiring 04/09/18	Barclays Capital Group	RUB	6,211	107,839	109,572	1,733
Singapore Dollar,
Expiring 02/13/18	Bank of America	SGD	185	140,147	140,976	829
Expiring 02/13/18	Barclays Capital Group	SGD	251	190,387	191,566	1,179
Expiring 02/13/18	Citigroup Global Markets	SGD	344	258,720	262,095	3,375
Expiring 02/13/18	Citigroup Global Markets	SGD	231	176,697	176,279	(418)
Expiring 02/13/18	Citigroup Global Markets	SGD	185	139,396	141,087	1,691
Expiring 02/13/18	Citigroup Global Markets	SGD	185	139,052	140,835	1,783
Expiring 02/13/18	Citigroup Global Markets	SGD	185	139,051	140,791	1,740
Expiring 02/13/18	Citigroup Global Markets	SGD	155	117,670	118,206	536
Expiring 02/13/18	Citigroup Global Markets	SGD	111	83,638	84,593	955
Expiring 02/13/18	Citigroup Global Markets	SGD	65	48,000	49,265	1,265
South African Rand,
Expiring 03/12/18	Citigroup Global Markets	ZAR	2,137	177,651	179,382	1,731
Expiring 03/12/18	Citigroup Global Markets	ZAR	1,219	99,729	102,306	2,577
Expiring 03/12/18	Citigroup Global Markets	ZAR	443	36,420	37,195	775
Expiring 03/12/18	JPMorgan Chase	ZAR	1,682	136,138	141,138	5,000
South Korean Won,
Expiring 02/13/18	Barclays Capital Group	KRW	17,607	16,147	16,491	344
Expiring 02/13/18	Citigroup Global Markets	KRW	210,653	192,000	197,300	5,300
Expiring 02/13/18	Citigroup Global Markets	KRW	195,525	180,000	183,131	3,131
Expiring 02/13/18	Citigroup Global Markets	KRW	17,605	16,148	16,490	342
Expiring 02/13/18	UBS AG	KRW	446,702	411,802	418,387	6,585
Swiss Franc,
Expiring 04/26/18	Citigroup Global Markets	CHF	52	56,100	56,334	234

Thai Baht,
Expiring 02/09/18	Citigroup Global Markets	THB	8,481	265,999	270,840	4,841
Expiring 02/09/18	Citigroup Global Markets	THB	7,266	228,000	232,047	4,047
Expiring 02/09/18	Citigroup Global Markets	THB	5,898	178,247	188,355	10,108
Expiring 02/09/18	Citigroup Global Markets	THB	3,741	119,000	119,452	452
Expiring 02/09/18	Citigroup Global Markets	THB	1,765	53,600	56,374	2,774
Expiring 02/09/18	UBS AG	THB	3,661	112,197	116,911	4,714
Turkish Lira,
Expiring 03/12/18	Citigroup Global Markets	TRY	391	100,000	102,958	2,958
Expiring 03/12/18	Goldman Sachs & Co.	TRY	768	195,299	202,232	6,933
Expiring 03/12/18	UBS AG	TRY	443	115,999	116,628	629

				$15,490,919	$15,691,055	200,136

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/09/18	Toronto Dominion	AUD	194	$151,850	$155,998	$(4,148)
Brazilian Real,
Expiring 02/02/18	Bank of America	BRL	1,924	607,018	603,656	3,362
Canadian Dollar,
Expiring 04/09/18	UBS AG	CAD	1	985	999	(14)
Chinese Renminbi,
Expiring 04/24/18	Citigroup Global Markets	CNH	888	135,044	140,328	(5,284)
Colombian Peso,
Expiring 03/16/18	Citigroup Global Markets	COP	1,015,823	332,620	356,989	(24,369)
Expiring 03/16/18	JPMorgan Chase	COP	187,200	64,001	65,788	(1,787)
Euro,
Expiring 04/26/18	UBS AG	EUR	1,783	2,223,107	2,226,311	(3,204)
Indonesian Rupiah,
Expiring 02/12/18	Barclays Capital Group	IDR	2,007,620	148,000	149,832	(1,832)
Expiring 02/12/18	Barclays Capital Group	IDR	1,936,301	142,271	144,510	(2,239)
Expiring 02/12/18	Citigroup Global Markets	IDR	1,999,641	147,000	149,237	(2,237)
Expiring 02/12/18	Citigroup Global Markets	IDR	979,560	72,000	73,106	(1,106)
Expiring 02/12/18	Citigroup Global Markets	IDR	846,468	63,000	63,174	(174)
Expiring 04/16/18	Barclays Capital Group	IDR	825,406	62,000	61,321	679
Israeli Shekel,
Expiring 04/24/18	Deutsche Bank AG	ILS	1,032	302,945	302,948	(3)
Japanese Yen,
Expiring 04/26/18	Citigroup Global Markets	JPY	24,950	229,659	229,693	(34)
Mexican Peso,
Expiring 03/27/18	Morgan Stanley	MXN	2,033	108,000	108,266	(266)
Expiring 03/27/18	UBS AG	MXN	4,867	259,000	259,211	(211)
Expiring 03/27/18	UBS AG	MXN	4,212	224,000	224,320	(320)

New Taiwanese Dollar,
Expiring 02/05/18	Citigroup Global Markets	TWD	12,526	416,752	429,857	(13,105)
Expiring 02/05/18	Citigroup Global Markets	TWD	6,047	203,000	207,510	(4,510)
Expiring 02/05/18	Citigroup Global Markets	TWD	5,383	179,000	183,179	(4,179)
Expiring 02/05/18	Citigroup Global Markets	TWD	4,569	153,000	156,808	(3,808)
Expiring 02/05/18	Citigroup Global Markets	TWD	1,942	65,000	66,641	(1,641)
Expiring 02/05/18	Citigroup Global Markets	TWD	1,449	49,000	49,732	(732)
Expiring 02/05/18	UBS AG	TWD	12,526	417,808	429,857	(12,049)
Expiring 02/05/18	UBS AG	TWD	7,676	256,642	263,427	(6,785)
Expiring 02/05/18	UBS AG	TWD	2,103	71,999	72,161	(162)
Expiring 04/16/18	Barclays Capital Group	TWD	1,578	53,649	54,356	(707)
Expiring 04/16/18	Deutsche Bank AG	TWD	25,393	871,852	874,547	(2,695)
Philippine Peso,
Expiring 03/15/18	Barclays Capital Group	PHP	12,676	250,325	246,648	3,677
Expiring 03/15/18	Barclays Capital Group	PHP	9,174	177,650	178,497	(847)
Expiring 03/15/18	Barclays Capital Group	PHP	6,905	135,843	134,350	1,493
Expiring 03/15/18	Barclays Capital Group	PHP	6,361	124,500	123,761	739
Expiring 03/15/18	Barclays Capital Group	PHP	1,987	39,000	38,659	341
Expiring 03/15/18	Citigroup Global Markets	PHP	12,352	245,000	240,328	4,672
Expiring 03/15/18	Citigroup Global Markets	PHP	7,158	140,001	139,265	736
Russian Ruble,
Expiring 04/09/18	Barclays Capital Group	RUB	8,249	143,800	145,524	(1,724)
Singapore Dollar,
Expiring 02/13/18	Citigroup Global Markets	SGD	634	466,071	483,260	(17,189)
Expiring 02/13/18	Morgan Stanley	SGD	284	214,000	216,556	(2,556)
South African Rand,
Expiring 03/12/18	Citigroup Global Markets	ZAR	1,905	137,790	159,875	(22,085)
Expiring 03/12/18	Citigroup Global Markets	ZAR	1,727	138,636	144,908	(6,272)
Expiring 03/12/18	Citigroup Global Markets	ZAR	1,726	138,636	144,875	(6,239)
Expiring 03/12/18	Citigroup Global Markets	ZAR	1,413	110,889	118,612	(7,723)
Expiring 03/12/18	Citigroup Global Markets	ZAR	767	60,000	64,346	(4,346)
South Korean Won,
Expiring 02/13/18	Citigroup Global Markets	KRW	186,219	171,000	174,415	(3,415)
Expiring 02/13/18	Citigroup Global Markets	KRW	74,799	70,000	70,057	(57)
Expiring 02/13/18	Citigroup Global Markets	KRW	17,087	16,086	16,004	82
Expiring 02/13/18	JPMorgan Chase	KRW	27,843	25,476	26,078	(602)
Swiss Franc,
Expiring 04/26/18	JPMorgan Chase	CHF	51	54,557	55,407	(850)
Thai Baht,
Expiring 02/09/18	Citigroup Global Markets	THB	7,666	232,000	244,823	(12,823)
Expiring 02/09/18	Citigroup Global Markets	THB	6,644	203,000	212,179	(9,179)

Expiring 02/09/18	Citigroup Global Markets	THB	1,331	41,000	42,500	(1,500)
Turkish Lira,
Expiring 03/12/18	Morgan Stanley	TRY	376	99,000	98,890	110
Expiring 03/12/18	Toronto Dominion	TRY	321	83,000	84,387	(1,387)

				$11,527,462	$11,707,966	(180,504)

						$19,632

Cross currency exchange contracts outstanding at January 31, 2018:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
04/06/2018	Buy	EUR	103	ZAR	1,544	$(613)	Citigroup Global Markets
04/06/2018	Buy	BRL	603	EUR	166	(19,048)	Citigroup Global Markets
04/06/2018	Buy	ZAR	1,369	EUR	86	7,190	Goldman Sachs & Co.

						$(12,471)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$47,391,287	$—	$—
Common Stocks	182,524,699	15,499,693	—
Exchange Traded Funds	73,717,913	—	—
Preferred Stocks	18,615,950	—	—
Asset-Backed Securities:
Collateralized Loan Obligations	—	5,256,188	—
Convertible Bond	—	—	1,459,666
Corporate Bonds	—	87,243,513	—
Sovereign Bonds	—	46,892,589	—
Options Purchased	—	126,755	—
Options Written		(64,197)
Other Financial Instruments*
Futures Contracts	(100,062)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	19,632	—
OTC Cross Currency Exchange Contracts	—	(12,471)	—

Total	$322,149,787	$154,961,702	$1,459,666

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential QMA Defensive Equity Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS — 95.7%
Aerospace & Defense — 2.4%
Arconic, Inc.	3,533	$106,202
Boeing Co. (The)	4,680	1,658,452
General Dynamics Corp.	2,320	516,154
Harris Corp.	1,000	159,380
Huntington Ingalls Industries, Inc.	380	90,265
L3 Technologies, Inc.	660	140,224
Lockheed Martin Corp.	2,090	741,636
Northrop Grumman Corp.	1,460	497,174
Raytheon Co.	2,420	505,635
Rockwell Collins, Inc.	1,360	188,346
Textron, Inc.	2,200	129,074
TransDigm Group, Inc.	410	129,933
United Technologies Corp.	6,200	855,662

		5,718,137

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	1,200	109,752
Expeditors International of Washington, Inc.	1,500	97,425
FedEx Corp.	2,060	540,709
United Parcel Service, Inc. (Class B Stock)	5,740	730,817

		1,478,703

Airlines — 0.4%
Alaska Air Group, Inc.	1,000	65,730
American Airlines Group, Inc.	3,500	190,120
Delta Air Lines, Inc.	5,500	312,235
Southwest Airlines Co.	4,600	279,680
United Continental Holdings, Inc.*	2,100	142,422

		990,187

Auto Components — 0.2%
Aptiv PLC	2,100	199,248
BorgWarner, Inc.	1,560	87,766
Goodyear Tire & Rubber Co. (The)	1,900	66,158

		353,172

Automobiles — 0.3%
Ford Motor Co.	30,600	335,682
General Motors Co.	10,000	424,100
Harley-Davidson, Inc.	1,300	62,998

		822,780

Banks — 8.4%
Bank of America Corp.	120,800	3,865,600
BB&T Corp.	10,000	551,900
Citigroup, Inc.	33,000	2,589,840
Citizens Financial Group, Inc.	6,300	289,170
Comerica, Inc.	2,300	219,006
Fifth Third Bancorp	9,000	297,900
Huntington Bancshares, Inc.	14,000	226,520
JPMorgan Chase & Co.	43,210	4,998,101
KeyCorp	13,800	295,320
M&T Bank Corp.	1,930	368,205
People’s United Financial, Inc.	4,800	94,416
PNC Financial Services Group, Inc. (The)	5,980	944,960
Regions Financial Corp.	14,900	286,527
SunTrust Banks, Inc.	6,100	431,270

U.S. Bancorp	19,800	1,131,372
Wells Fargo & Co.	55,200	3,631,056
Zions Bancorporation	2,700	145,881

		20,367,044

Beverages — 3.3%
Brown-Forman Corp. (Class B Stock)	3,400	235,620
Coca-Cola Co. (The)	65,600	3,121,904
Constellation Brands, Inc. (Class A Stock)	2,950	647,436
Dr. Pepper Snapple Group, Inc.	3,100	369,985
Molson Coors Brewing Co. (Class B Stock)	3,140	263,823
Monster Beverage Corp.*	7,000	477,610
PepsiCo, Inc.	24,350	2,929,305

		8,045,683

Biotechnology — 2.0%
AbbVie, Inc.	11,200	1,256,864
Alexion Pharmaceuticals, Inc.*	1,570	187,332
Amgen, Inc.	5,100	948,855
Biogen, Inc.*	1,490	518,237
Celgene Corp.*	5,530	559,415
Gilead Sciences, Inc.	9,170	768,446
Incyte Corp.*	1,240	111,960
Regeneron Pharmaceuticals, Inc.*	550	201,657
Vertex Pharmaceuticals, Inc.*	1,780	297,029

		4,849,795

Building Products — 0.3%
A.O. Smith Corp.	1,200	80,136
Allegion PLC	766	65,960
Fortune Brands Home & Security, Inc.	1,300	92,209
Johnson Controls International PLC	7,678	300,440
Masco Corp.	2,600	116,116

		654,861

Capital Markets — 3.9%
Affiliated Managers Group, Inc.	740	147,726
Ameriprise Financial, Inc.	1,900	320,530
Bank of New York Mellon Corp. (The)	12,900	731,430
BlackRock, Inc.	1,560	876,408
Cboe Global Markets, Inc.	1,490	200,241
Charles Schwab Corp. (The)	15,000	800,100
CME Group, Inc.	4,300	659,964
E*TRADE Financial Corp.*	3,500	184,450
Franklin Resources, Inc.	4,290	181,939
Goldman Sachs Group, Inc. (The)	4,400	1,178,716
Intercontinental Exchange, Inc.	7,430	548,631
Invesco Ltd.	5,300	191,489
Moody’s Corp.	2,130	344,613
Morgan Stanley	17,500	989,625
Nasdaq, Inc.	1,600	129,456
Northern Trust Corp.	2,760	290,876
Raymond James Financial, Inc.	1,700	163,863
S&P Global, Inc.	3,230	584,953
State Street Corp.	4,700	517,799
T. Rowe Price Group, Inc.	3,100	346,053

		9,388,862

Chemicals — 2.1%
Air Products & Chemicals, Inc.	2,140	360,312

Albemarle Corp.	1,090	121,633
CF Industries Holdings, Inc.	2,250	95,490
DowDuPont, Inc.	22,935	1,733,427
Eastman Chemical Co.	1,400	138,852
Ecolab, Inc.	2,560	352,461
FMC Corp.	1,300	118,729
International Flavors & Fragrances, Inc.	780	117,234
LyondellBasell Industries NV, (Class A Stock)	3,180	381,091
Monsanto Co.	4,320	526,176
Mosaic Co. (The)	3,400	92,820
PPG Industries, Inc.	2,500	296,825
Praxair, Inc.	2,810	453,787
Sherwin-Williams Co. (The)	810	337,859

		5,126,696

Commercial Services & Supplies — 0.2%
Cintas Corp.	720	121,284
Republic Services, Inc.	1,900	130,720
Stericycle, Inc.*	670	50,491
Waste Management, Inc.	3,300	291,819

		594,314

Communications Equipment — 0.6%
Cisco Systems, Inc.	30,000	1,246,200
F5 Networks, Inc.*	380	54,925
Juniper Networks, Inc.	2,200	57,530
Motorola Solutions, Inc.	1,000	99,460

		1,458,115

Construction & Engineering — 0.1%
Fluor Corp.	1,200	72,840
Jacobs Engineering Group, Inc.	1,000	69,460
Quanta Services, Inc.*	1,300	50,037

		192,337

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	620	141,465
Vulcan Materials Co.	1,300	176,020

		317,485

Consumer Finance — 1.0%
American Express Co.	9,050	899,570
Capital One Financial Corp.	6,120	636,235
Discover Financial Services	4,600	367,080
Navient Corp.	3,900	55,575
Synchrony Financial	9,401	373,032

		2,331,492

Containers & Packaging — 0.4%
Avery Dennison Corp.	870	106,731
Ball Corp.	3,400	130,152
International Paper Co.	4,100	257,726
Packaging Corp. of America	930	116,836
Sealed Air Corp.	1,800	85,230
WestRock Co.	2,536	168,974

		865,649

Distributors — 0.1%
Genuine Parts Co.	1,150	119,681

LKQ Corp.*	2,400	100,872

		220,553

Diversified Consumer Services — 0.0%
H&R Block, Inc.	1,600	42,464

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc. (Class B Stock)*	23,970	5,138,689
Leucadia National Corp.	4,200	113,694

		5,252,383

Diversified Telecommunication Services — 3.9%
AT&T, Inc.	124,194	4,651,065
CenturyLink, Inc.	19,671	350,341
Verizon Communications, Inc.	82,500	4,460,775

		9,462,181

Electric Utilities — 4.1%
Alliant Energy Corp.	5,800	230,550
American Electric Power Co., Inc.	12,300	845,994
Duke Energy Corp.	17,500	1,373,750
Edison International	8,200	512,746
Entergy Corp.	4,500	354,105
Eversource Energy	7,900	498,411
Exelon Corp.	24,000	924,240
FirstEnergy Corp.	11,100	365,190
NextEra Energy, Inc.	11,790	1,867,772
PG&E Corp.	12,800	543,104
Pinnacle West Capital Corp.	2,800	223,860
PPL Corp.	17,100	544,977
Southern Co. (The)	25,100	1,132,261
Xcel Energy, Inc.	12,700	579,628

		9,996,588

Electrical Equipment — 0.5%
Acuity Brands, Inc.	350	54,054
AMETEK, Inc.	1,900	144,970
Eaton Corp. PLC	3,700	310,689
Emerson Electric Co.	5,400	390,042
Rockwell Automation, Inc.	1,080	213,073

		1,112,828

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	1,840	170,697
Corning, Inc.	5,200	162,344
FLIR Systems, Inc.	800	40,968
TE Connectivity Ltd.	2,100	215,313

		589,322

Energy Equipment & Services — 0.9%
Baker Hughes a GE Co.	4,600	147,890
Halliburton Co.	9,400	504,780
Helmerich & Payne, Inc.	1,170	84,275
National Oilwell Varco, Inc.	4,100	150,388
Schlumberger Ltd.	15,019	1,105,098
TechnipFMC PLC (United Kingdom)	4,700	152,562

		2,144,993

Equity Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc.	390	50,583

American Tower Corp.	1,750	258,475
Apartment Investment & Management Co. (Class A Stock)	600	25,104
AvalonBay Communities, Inc.	570	97,128
Boston Properties, Inc.	630	77,937
Crown Castle International Corp.	1,660	187,198
Digital Realty Trust, Inc.	840	94,038
Duke Realty Corp.	1,400	36,974
Equinix, Inc.	321	146,116
Equity Residential	1,500	92,415
Essex Property Trust, Inc.	270	62,905
Extra Space Storage, Inc.	500	41,740
Federal Realty Investment Trust	300	36,240
GGP, Inc.	2,500	57,575
HCP, Inc.	1,900	45,752
Host Hotels & Resorts, Inc.	3,000	62,280
Iron Mountain, Inc.	1,138	39,864
Kimco Realty Corp.	1,700	27,047
Macerich Co. (The)	400	25,828
Mid-America Apartment Communities, Inc.	440	41,963
Prologis, Inc.	2,200	143,242
Public Storage	610	119,414
Realty Income Corp.	1,100	58,509
Regency Centers Corp.	600	37,746
SBA Communications Corp.*	480	83,760
Simon Property Group, Inc.	1,270	207,480
SL Green Realty Corp.	410	41,213
UDR, Inc.	1,000	36,530
Ventas, Inc.	1,400	78,358
Vornado Realty Trust	690	49,459
Welltower, Inc.	1,500	89,955
Weyerhaeuser Co.	3,040	114,122

		2,566,950

Food & Staples Retailing — 3.1%
Costco Wholesale Corp.	7,490	1,459,576
CVS Health Corp.	17,390	1,368,419
Kroger Co. (The)	15,200	461,472
Sysco Corp.	8,200	515,534
Wal-Mart Stores, Inc.	25,070	2,672,462
Walgreens Boots Alliance, Inc.	14,900	1,121,374

		7,598,837

Food Products — 2.0%
Archer-Daniels-Midland Co.	9,500	408,025
Campbell Soup Co.	3,300	153,615
Conagra Brands, Inc.	7,000	266,000
General Mills, Inc.	9,700	567,353
Hershey Co. (The)	2,420	266,999
Hormel Foods Corp.	4,600	157,918
J.M. Smucker Co. (The)	1,950	247,435
Kellogg Co.	4,300	292,873
Kraft Heinz Co. (The)	10,200	799,578
McCormick & Co., Inc.	2,050	222,979
Mondelez International, Inc. (Class A Stock)	25,600	1,136,640
Tyson Foods, Inc. (Class A Stock)	5,100	388,161

		4,907,576

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	12,257	761,895
Align Technology, Inc.*	510	133,620

Baxter International, Inc.	3,500	252,105
Becton, Dickinson and Co.	1,862	452,354
Boston Scientific Corp.*	9,600	268,416
Cooper Cos., Inc. (The)	350	85,635
Danaher Corp.	4,300	435,504
DENTSPLY SIRONA, Inc.	1,600	97,296
Edwards Lifesciences Corp.*	1,490	188,604
Hologic, Inc.*	1,900	81,130
IDEXX Laboratories, Inc.*	620	115,965
Intuitive Surgical, Inc.*	790	341,019
Medtronic PLC	9,488	814,924
ResMed, Inc.	1,000	100,790
Stryker Corp.	2,260	371,499
Varian Medical Systems, Inc.*	650	82,875
Zimmer Biomet Holdings, Inc.	1,430	181,782

		4,765,413

Health Care Providers & Services — 2.0%
Aetna, Inc.	2,290	427,818
AmerisourceBergen Corp.	1,150	114,621
Anthem, Inc.	1,810	448,609
Cardinal Health, Inc.	2,200	157,938
Centene Corp.*	1,210	129,760
Cigna Corp.	1,740	362,529
DaVita, Inc.*	1,080	84,283
Envision Healthcare Corp.*	800	28,792
Express Scripts Holding Co.*	4,000	316,720
HCA Healthcare, Inc.*	2,000	202,320
Henry Schein, Inc.*	1,080	81,734
Humana, Inc.	1,010	284,648
Laboratory Corp. of America Holdings*	720	125,640
McKesson Corp.	1,470	248,254
Patterson Cos., Inc.	500	17,945
Quest Diagnostics, Inc.	960	101,587
UnitedHealth Group, Inc.	6,810	1,612,472
Universal Health Services, Inc. (Class B Stock)	620	75,330

		4,821,000

Health Care Technology — 0.1%
Cerner Corp.*	2,200	152,086

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	3,200	229,152
Chipotle Mexican Grill, Inc.*	200	64,952
Darden Restaurants, Inc.	1,000	95,850
Hilton Worldwide Holdings, Inc.	1,600	137,040
Marriott International, Inc. (Class A Stock)	2,410	355,089
McDonald’s Corp.	6,270	1,073,048
MGM Resorts International	4,000	145,800
Norwegian Cruise Line Holdings Ltd.*	1,400	85,036
Royal Caribbean Cruises Ltd.	1,350	180,292
Starbucks Corp.	11,200	636,272
Wyndham Worldwide Corp.	800	99,304
Wynn Resorts Ltd.	630	104,322
Yum! Brands, Inc.	2,700	228,393

		3,434,550

Household Durables — 0.3%
D.R. Horton, Inc.	2,700	132,435
Garmin Ltd.	900	56,646

Leggett & Platt, Inc.	1,000	46,510
Lennar Corp. (Class A Stock)	1,600	100,256
Mohawk Industries, Inc.*	500	140,530
Newell Brands, Inc.	3,800	100,472
PulteGroup, Inc.	2,100	66,843
Whirlpool Corp.	570	103,409

		747,101

Household Products — 2.5%
Church & Dwight Co., Inc.	4,240	207,124
Clorox Co. (The)	2,210	313,135
Colgate-Palmolive Co.	15,000	1,113,600
Kimberly-Clark Corp.	6,030	705,510
Procter & Gamble Co. (The)	43,600	3,764,424

		6,103,793

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.	16,500	190,740
NRG Energy, Inc.	7,500	195,075

		385,815

Industrial Conglomerates — 1.5%
3M Co.	4,990	1,249,995
General Electric Co.	72,320	1,169,415
Honeywell International, Inc.	6,360	1,015,501
Roper Technologies, Inc.	860	241,307

		3,676,218

Insurance — 3.0%
Aflac, Inc.	5,000	441,000
Allstate Corp. (The)	4,560	450,391
American International Group, Inc.	11,300	722,296
Aon PLC	3,180	452,101
Arthur J. Gallagher & Co.	2,400	163,968
Assurant, Inc.	760	69,525
Brighthouse Financial, Inc.*	1,390	89,321
Chubb Ltd.	5,837	911,447
Cincinnati Financial Corp.	2,000	153,800
Everest Re Group Ltd.	560	128,688
Hartford Financial Services Group, Inc. (The)	4,600	270,296
Lincoln National Corp.	2,800	231,840
Loews Corp.	3,600	185,940
Marsh & McLennan Cos., Inc.	6,500	542,880
MetLife, Inc.	13,200	634,524
Principal Financial Group, Inc.	3,500	236,600
Progressive Corp. (The)	7,400	400,340
Torchmark Corp.	1,500	136,275
Travelers Cos., Inc. (The)	3,480	521,722
Unum Group	3,000	159,570
Willis Towers Watson PLC	1,710	274,404
XL Group Ltd. (Bermuda)	3,400	125,256

		7,302,184

Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.*	3,150	4,570,303
Expedia, Inc.	970	124,170
Netflix, Inc.*	3,410	921,723
Priceline Group, Inc. (The)*	390	745,700

TripAdvisor, Inc.*	790	27,389

		6,389,285

Internet Software & Services — 3.0%
Akamai Technologies, Inc.*	1,000	66,990
Alphabet, Inc. (Class A Stock)*	1,810	2,139,818
Alphabet, Inc. (Class C Stock)*	1,831	2,142,160
eBay, Inc.*	5,900	239,422
Facebook, Inc. (Class A Stock)*	14,470	2,704,298
VeriSign, Inc.*	520	59,759

		7,352,447

IT Services — 2.5%
Accenture PLC, (Class A Stock)	3,750	602,625
Alliance Data Systems Corp.	300	76,998
Automatic Data Processing, Inc.	2,690	332,565
Cognizant Technology Solutions Corp. (Class A Stock)	3,620	282,287
CSRA, Inc.	900	29,952
DXC Technology Co.	1,729	172,122
Fidelity National Information Services, Inc.	2,000	204,720
Fiserv, Inc.*	1,270	178,867
Gartner, Inc.*	550	76,307
Global Payments, Inc.	970	108,427
International Business Machines Corp.	5,230	856,151
Mastercard, Inc. (Class A Stock)	5,640	953,160
Paychex, Inc.	1,900	129,675
PayPal Holdings, Inc.*	6,900	588,708
Total System Services, Inc.	1,000	88,860
Visa, Inc. (Class A Stock)	11,000	1,366,530
Western Union Co. (The)	2,700	56,133

		6,104,087

Leisure Products — 0.1%
Hasbro, Inc.	930	87,950
Mattel, Inc.(a)	2,700	42,768

		130,718

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	2,300	168,889
Illumina, Inc.*	1,030	239,619
IQVIA Holdings, Inc.*	1,020	104,234
Mettler-Toledo International, Inc.*	180	121,547
PerkinElmer, Inc.	800	64,128
Thermo Fisher Scientific, Inc.	2,820	631,990
Waters Corp.*	560	120,742

		1,451,149

Machinery — 1.4%
Caterpillar, Inc.	4,970	809,017
Cummins, Inc.	1,310	246,280
Deere & Co.	2,670	444,341
Dover Corp.	1,300	138,073
Flowserve Corp.	1,100	49,852
Fortive Corp.	2,550	193,851
Illinois Tool Works, Inc.	2,580	448,069
Ingersoll-Rand PLC	2,100	198,723
PACCAR, Inc.	2,900	216,224
Parker-Hannifin Corp.	1,120	225,590
Pentair PLC (United Kingdom)	1,400	100,100
Snap-on, Inc.	480	82,229

Stanley Black & Decker, Inc.	1,280	212,774
Xylem, Inc.	1,500	108,390

		3,473,513

Media — 2.1%
CBS Corp. (Class B Stock)	2,800	161,308
Charter Communications, Inc. (Class A Stock)*	1,530	577,192
Comcast Corp. (Class A Stock)	36,600	1,556,598
Discovery Communications, Inc. (Class A Stock)*(a)	1,200	30,084
Discovery Communications, Inc. (Class C Stock)*	1,500	35,790
DISH Network Corp. (Class A Stock)*	1,800	84,420
Interpublic Group of Cos., Inc. (The)	3,000	65,670
News Corp. (Class A Stock)	2,950	50,475
News Corp. (Class B Stock)	900	15,705
Omnicom Group, Inc.	1,800	137,970
Scripps Networks Interactive, Inc. (Class A Stock)	800	70,392
Time Warner, Inc.	6,110	582,588
Twenty-First Century Fox, Inc. (Class A Stock)	8,200	302,580
Twenty-First Century Fox, Inc. (Class B Stock)	3,400	124,066
Viacom, Inc. (Class B Stock)	2,700	90,234
Walt Disney Co. (The)	11,880	1,291,000

		5,176,072

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.*	13,200	257,400
Newmont Mining Corp.	5,200	210,652
Nucor Corp.	3,100	207,576

		675,628

Multi-Utilities — 2.3%
Ameren Corp.	6,100	345,443
CenterPoint Energy, Inc.	10,700	301,526
CMS Energy Corp.	7,000	313,250
Consolidated Edison, Inc.	7,800	626,808
Dominion Energy, Inc.	16,100	1,230,684
DTE Energy Co.	4,500	475,380
NiSource, Inc.	8,400	207,312
Public Service Enterprise Group, Inc.	12,700	658,749
SCANA Corp.	3,500	142,240
Sempra Energy	6,290	673,156
WEC Energy Group, Inc.	7,884	506,941

		5,481,489

Multiline Retail — 0.4%
Dollar General Corp.	2,100	216,552
Dollar Tree, Inc.*	1,870	215,050
Kohl’s Corp.	1,300	84,201
Macy’s, Inc.	2,300	59,685
Nordstrom, Inc.	900	44,379
Target Corp.	4,300	323,446

		943,313

Oil, Gas & Consumable Fuels — 5.5%
Anadarko Petroleum Corp.	5,930	356,097
Andeavor	1,550	167,648
Apache Corp.	4,100	183,967
Cabot Oil & Gas Corp.	4,900	129,115
Chesapeake Energy Corp.*(a)	9,800	34,300
Chevron Corp.	20,520	2,572,182
Cimarex Energy Co.	1,030	115,566

Concho Resources, Inc.*	1,610	253,478
ConocoPhillips	12,900	758,649
Devon Energy Corp.	5,700	235,809
EOG Resources, Inc.	6,250	718,750
EQT Corp.	2,670	144,954
Exxon Mobil Corp.	45,820	4,000,086
Hess Corp.	2,930	147,994
Kinder Morgan, Inc.	20,700	372,186
Marathon Oil Corp.	9,100	165,529
Marathon Petroleum Corp.	5,280	365,746
Newfield Exploration Co.*	2,100	66,486
Noble Energy, Inc.	5,200	158,704
Occidental Petroleum Corp.	8,300	622,251
ONEOK, Inc.	4,100	241,326
Phillips 66	4,640	475,136
Pioneer Natural Resources Co.	1,840	336,554
Range Resources Corp.	2,400	34,200
Valero Energy Corp.	4,700	451,059
Williams Cos., Inc. (The)	8,900	279,371

		13,387,143

Personal Products — 0.3%
Coty, Inc. (Class A Stock)	8,000	156,880
Estee Lauder Cos., Inc. (The), (Class A Stock)	3,840	518,246

		675,126

Pharmaceuticals — 3.1%
Allergan PLC	2,338	421,448
Bristol-Myers Squibb Co.	11,500	719,900
Eli Lilly & Co.	6,800	553,860
Johnson & Johnson	18,880	2,609,027
Merck & Co., Inc.	19,200	1,137,600
Mylan NV*	3,700	158,545
Perrigo Co. PLC	950	86,089
Pfizer, Inc.	41,800	1,548,272
Zoetis, Inc.	3,400	260,882

		7,495,623

Professional Services — 0.2%
Equifax, Inc.	1,000	124,930
IHS Markit Ltd.*	3,000	143,190
Nielsen Holdings PLC	2,800	104,748
Robert Half International, Inc.	1,000	57,880
Verisk Analytics, Inc.*	1,300	130,065

		560,813

Real Estate Management & Development — 0.0%
CBRE Group, Inc. (Class A Stock)*	1,200	54,828

Road & Rail — 0.8%
CSX Corp.	7,500	425,775
J.B. Hunt Transport Services, Inc.	720	86,998
Kansas City Southern	870	98,423
Norfolk Southern Corp.	2,390	360,603
Union Pacific Corp.	6,580	878,430

		1,850,229

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.*(a)	4,900	67,326
Analog Devices, Inc.	2,248	206,546

Applied Materials, Inc.	6,500	348,595
Broadcom Ltd.	2,472	613,130
Intel Corp.	28,400	1,367,176
KLA-Tencor Corp.	950	104,310
Lam Research Corp.	990	189,605
Microchip Technology, Inc.	1,400	133,308
Micron Technology, Inc.*	7,000	306,040
NVIDIA Corp.	3,680	904,544
Qorvo, Inc.*	800	57,416
QUALCOMM, Inc.	8,900	607,425
Skyworks Solutions, Inc.	1,110	107,903
Texas Instruments, Inc.	5,980	655,827
Xilinx, Inc.	1,500	109,530

		5,778,681

Software — 3.3%
Activision Blizzard, Inc.	4,600	340,998
Adobe Systems, Inc.*	2,990	597,282
ANSYS, Inc.*	520	84,058
Autodesk, Inc.*	1,330	153,775
CA, Inc.	1,900	68,115
Cadence Design Systems, Inc.*	1,700	76,262
Citrix Systems, Inc.*	900	83,484
Electronic Arts, Inc.*	1,870	237,415
Intuit, Inc.	1,480	248,492
Microsoft Corp.	46,800	4,446,468
Oracle Corp.	18,500	954,415
Red Hat, Inc.*	1,080	141,890
salesforce.com, Inc.*	4,160	473,866
Symantec Corp.	3,700	100,751
Synopsys, Inc.*	900	83,349

		8,090,620

Specialty Retail — 1.8%
Advance Auto Parts, Inc.	580	67,854
AutoZone, Inc.*	220	168,397
Best Buy Co., Inc.	2,000	146,120
CarMax, Inc.*	1,400	99,918
Foot Locker, Inc.	1,000	49,150
Gap, Inc. (The)	1,700	56,508
Home Depot, Inc. (The)	9,180	1,844,262
L Brands, Inc.	1,900	95,171
Lowe’s Cos., Inc.	6,600	691,218
O’Reilly Automotive, Inc.*	670	177,342
Ross Stores, Inc.	3,080	253,761
Signet Jewelers Ltd.	470	24,863
Tiffany & Co.	800	85,320
TJX Cos., Inc. (The)	5,000	401,600
Tractor Supply Co.	1,000	76,250
Ulta Beauty, Inc.*	460	102,166

		4,339,900

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	31,150	5,215,444
Hewlett Packard Enterprise Co.	9,600	157,440
HP, Inc.	10,100	235,532
NetApp, Inc.	1,600	98,400
Seagate Technology PLC	1,700	93,840
Western Digital Corp.	1,832	163,011

Xerox Corp.	1,250	42,663

		6,006,330

Textiles, Apparel & Luxury Goods — 0.6%
Hanesbrands, Inc.	2,800	60,816
Michael Kors Holdings Ltd.*	1,200	79,200
NIKE, Inc. (Class B Stock)	10,320	704,031
PVH Corp.	610	94,599
Ralph Lauren Corp.	440	50,296
Tapestry, Inc.	2,200	103,488
Under Armour, Inc. (Class A Stock)*(a)	1,400	19,404
Under Armour, Inc. (Class C Stock)*(a)	1,411	18,131
VF Corp.	2,620	212,587

		1,342,552

Tobacco — 2.1%
Altria Group, Inc.	32,700	2,300,118
Philip Morris International, Inc.	26,600	2,852,318

		5,152,436

Trading Companies & Distributors — 0.2%
Fastenal Co.	2,400	131,904
United Rentals, Inc.*	710	128,588
W.W. Grainger, Inc.	440	118,651

		379,143

Water Utilities — 0.2%
American Water Works Co., Inc.	4,500	374,265

TOTAL COMMON STOCKS (cost $155,111,050)		231,503,537

	Units
RIGHTS* — 0.0%
Food & Staples Retailing
Safeway Casa Ley, expiring 01/30/19, CVR^	2,400	2,076
Safeway PDC, expiring 01/30/19, CVR^	2,400	41

TOTAL RIGHTS (cost $2,512)		2,117

TOTAL LONG-TERM INVESTMENTS (cost $155,113,562)		231,505,654

SHORT-TERM INVESTMENTS — 4.4%

	Shares
AFFILIATED MUTUAL FUNDS — 4.2%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	9,921,356	9,921,356
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $171,395; includes $171,126 of cash collateral for securities on loan)(b)(w)	171,398	171,398

TOTAL AFFILIATED MUTUAL FUNDS (cost $10,092,751)		10,092,754

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(n) — 0.2%
U.S. Treasury Bills(k) (cost $599,066)	1.335%	03/15/18	600	599,071

TOTAL SHORT-TERM INVESTMENTS (cost $10,691,817)				10,691,825

TOTAL INVESTMENTS — 100.1% (cost $165,805,379)				242,197,479
Liabilities in excess of other assets(z) — (0.1)%				(260,483)

NET ASSETS — 100.0%				$241,936,996

The following abbreviations are used in the quarterly schedule of portfolio holdings:

CVR	Contingent Value Rights
LIBOR	London Interbank Offered Rate
REIT(s)	Real Estate Investment Trust(s)

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,117 and 0.0% of net assets.
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $169,573; cash collateral of $171,126 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rates shown reflect yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long positions:
70	S&P 500 E-Mini Index	Mar. 2018	$9,890,300	$526,975

A security with a market value of $599,071 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at January 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$5,718,137	$—	$—
Air Freight & Logistics	1,478,703	—	—

Airlines	990,187	—	—
Auto Components	353,172	—	—
Automobiles	822,780	—	—
Banks	20,367,044	—	—
Beverages	8,045,683	—	—
Biotechnology	4,849,795	—	—
Building Products	654,861	—	—
Capital Markets	9,388,862	—	—
Chemicals	5,126,696	—	—
Commercial Services & Supplies	594,314	—	—
Communications Equipment	1,458,115	—	—
Construction & Engineering	192,337	—	—
Construction Materials	317,485	—	—
Consumer Finance	2,331,492	—	—
Containers & Packaging	865,649	—	—
Distributors	220,553	—	—
Diversified Consumer Services	42,464	—	—
Diversified Financial Services	5,252,383	—	—
Diversified Telecommunication Services	9,462,181	—	—
Electric Utilities	9,996,588	—	—
Electrical Equipment	1,112,828	—	—
Electronic Equipment, Instruments & Components	589,322	—	—
Energy Equipment & Services	2,144,993	—	—
Equity Real Estate Investment Trusts (REITs)	2,566,950	—	—
Food & Staples Retailing	7,598,837	—	—
Food Products	4,907,576	—	—
Health Care Equipment & Supplies	4,765,413	—	—
Health Care Providers & Services	4,821,000	—	—
Health Care Technology	152,086	—	—
Hotels, Restaurants & Leisure	3,434,550	—	—
Household Durables	747,101	—	—
Household Products	6,103,793	—	—
Independent Power & Renewable Electricity Producers	385,815	—	—
Industrial Conglomerates	3,676,218	—	—
Insurance	7,302,184	—	—
Internet & Direct Marketing Retail	6,389,285	—	—
Internet Software & Services	7,352,447	—	—
IT Services	6,104,087	—	—
Leisure Products	130,718	—	—
Life Sciences Tools & Services	1,451,149	—	—
Machinery	3,473,513	—	—
Media	5,176,072	—	—
Metals & Mining	675,628	—	—
Multi-Utilities	5,481,489	—	—
Multiline Retail	943,313	—	—
Oil, Gas & Consumable Fuels	13,387,143	—	—
Personal Products	675,126	—	—
Pharmaceuticals	7,495,623	—	—
Professional Services	560,813	—	—
Real Estate Management & Development	54,828	—	—
Road & Rail	1,850,229	—	—
Semiconductors & Semiconductor Equipment	5,778,681	—	—
Software	8,090,620	—	—
Specialty Retail	4,339,900	—	—
Technology Hardware, Storage & Peripherals	6,006,330	—	—
Textiles, Apparel & Luxury Goods	1,342,552	—	—
Tobacco	5,152,436	—	—
Trading Companies & Distributors	379,143	—	—
Water Utilities	374,265	—	—
Rights
Food & Staples Retailing	—	—	2,117

Affiliated Mutual Funds	10,092,754	—	—
U.S. Treasury Obligation	—	599,071	—
Other Financial Instruments*
Futures Contracts	526,975	—	—

Total	$242,123,266	$599,071	$2,117

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following abbreviations are used in the quarterly schedules of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
GMTN	Global Medium Term Note
MLP	Master Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates.

Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments. Certain Funds may also invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities Exchange Commission (“SEC”), a series of the Prudential Investment Portfolios 2 (together with Prudential Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 16

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 16, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date March 16, 2018

* Print the name and title of each signing officer under his or her signature.